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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-02864

                         Pioneer Pioneer Bond Fund
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in
ss. 210.12-12  12-14 of Regulation S-X [17 CFR 210.12-12  12-14]. The
schedules need not be audited.

 Pioneer Bond Fund

 Schedule of Investments 3/31/14 (unaudited)

 Principal

 Amount ($)

 Floating

 Rate (b)

 S&P/Moody's

 Ratings

 Value

 CONVERTIBLE CORPORATE BONDS - 0.4%

 Health Care Equipment & Services - 0.1%

 Health Care Services - 0.1%

 766,000

 B+/B2

 Omnicare, Inc., 3.25%, 12/15/35

 $

 817,705

 Total Health Care Equipment & Services

 $

 817,705

 Semiconductors & Semiconductor Equipment - 0.3%

 Semiconductors - 0.3%

 4,725,000

 A-/NR

 Intel Corp., 2.95%, 12/15/35

 $

 5,560,734

 Total Semiconductors & Semiconductor Equipment

 $

 5,560,734

 TOTAL CONVERTIBLE CORPORATE BONDS

 (Cost $5,416,130)

 $

 6,378,439

 PREFERRED STOCKS - 2.6%

 Banks - 0.9%

 Diversified Banks - 0.5%

 64,000

 6.50

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 $

 1,817,600

 235,000

 6.00

 A-/Baa1

 US Bancorp, Floating Rate Note (Perpetual)

 6,450,750

 $

 8,268,350

 Regional Banks - 0.4%

 85,000

 BBB/Baa2

 BB&T Corp., 5.625% (Perpetual)

 $

 1,903,150

 28,000

 6.25

 A-/NR

 CoBank ACB, Floating Rate Note (Perpetual) (144A)

 2,847,250

 43,050

 6.62

 BBB-/Ba1

 Fifth Third Bancorp, Floating Rate Note (Perpetual)

 1,141,256

 $

 5,891,656

 Total Banks

 $

 14,160,006

 Diversified Financials - 0.8%

 Other Diversified Financial Services - 0.5%

 116,000

 7.88

 BB+/Ba2

 Citigroup Capital XIII, Floating Rate Note, 10/30/40

 $

 3,217,840

 197,000

 7.12

 BB+/B1

 Citigroup, Inc., Floating Rate Note (Perpetual)

 5,200,800

 $

 8,418,640

 Specialized Finance - 0.2%

 167,900

 5.75

 BBB-/Baa1

 SCE Trust III, Floating Rate Note (Perpetual)

 $

 4,298,240

 Asset Management & Custody Banks - 0.1%

 54,200

 5.90

 BBB+/Baa2

 State Street Corp., Floating Rate Note, 12/31/73

 $

 1,403,238

 Total Diversified Financials

 $

 14,120,118

 Insurance - 0.7%

 Life & Health Insurance - 0.2%

 153,800

 7.38

 BBB-/WR

 Delphi Financial Group, Inc., Floating Rate Note, 5/15/37

 $

 3,840,201

 Property & Casualty Insurance - 0.3%

 50,000

 5.95

 BBB-/Ba1

 Aspen Insurance Holdings, Ltd., Floating Rate Note (Perpetual)

 $

 1,240,500

 147,475

 5.10

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 1/15/53

 3,672,128

 $

 4,912,628

 Reinsurance - 0.2%

 562,483

 0.00

 NR/NR

 Altair Re, Floating Rate Note, 4/30/16 (Cat Bond)

 $

 632,569

 900,000

 NR/NR

 Altair Re, Floating Rate Note, 6/30/16 (Cat Bond)

 915,660

 950,000

 NR/NR

 Pangaea Re, 10/1/15 (Cat Bond) (d)

 1,045,171

 $

 2,593,400

 Total Insurance

 $

 11,346,229

 Utilities - 0.2%

 Electric Utilities - 0.2%

 164,000

 BB+/Ba1

 PPL Capital Funding, Inc., 5.9%, 4/30/73

 $

 3,821,200

 Total Utilities

 $

 3,821,200

 TOTAL PREFERRED STOCKS

 (Cost $42,524,558)

 $

 43,447,553

 CONVERTIBLE PREFERRED STOCKS - 0.4%

 Banks - 0.4%

 Diversified Banks - 0.4%

 5,610

 BBB+/Baa3

 Wells Fargo & Co., 7.5% (Perpetual)

 $

 6,580,530

 Total Banks

 $

 6,580,530

 TOTAL CONVERTIBLE PREFERRED STOCKS

 (Cost $5,839,986)

 $

 6,580,530

 ASSET BACKED SECURITIES - 7.5%

 422,614

 0.33

 BB+/Ba3

 ACE Securities Corp. Home Equity Loan Trust Series 2006-ASAP2, Floating Rate Note, 3/25/36

 $

 412,439

 549,874

 6.50

 BB+/Baa2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 550,371

 1,200,382

 6.50

 BBB+/A2

 ACE Securities Corp. Manufactured Housing Trust Series 2003-MH1, Floating Rate Note, 8/15/30 (144A)

 1,247,772

 1,648,538

 0.42

 BB+/Baa3

 Aegis Asset Backed Securities Trust 2005-5, Floating Rate Note, 12/25/35

 1,547,120

 428,000

 BBB+/NR

 American Credit Acceptance Receivables Trust 2012-2, 4.05%, 2/15/18 (144A)

 434,981

 811,855

 A+/NR

 American Credit Acceptance Receivables Trust, 1.64%, 11/15/16 (144A)

 813,853

 500,000

 NR/Aaa

 AmeriCredit Automobile Receivables Trust 2011-3, 4.04%, 7/10/17

 520,062

 800,000

 A+/NR

 AmeriCredit Automobile Receivables Trust 2013-1, 1.57%, 1/8/19

 799,009

 7,097,928

 NR/Caa2

 Bayview Commercial Asset Trust, 3.855%, 9/25/37 (Step) (144A) (c)

 425,876

 400,000

 0.65

 A+/Baa3

 Bayview Financial Mortgage Pass-Through Trust 2005-C, Floating Rate Note, 6/28/44

 383,900

 1,462,628

 AAA/Aaa

 Bayview Financial Mortgage Pass-Through Trust 2006-A, 5.865%, 2/28/41 (Step)

 1,527,118

 1,486,142

 0.60

 AA/Aa2

 Bayview Financial Mortgage Pass-Through Trust Series 2005-B, Floating Rate Note, 4/28/39

 1,458,519

 494,823

 NR/A1

 BCMSC Trust 1998-A, 6.65%, 4/15/28

 500,961

 255,784

 A/NR

 Beacon Container Finance LLC, 3.72%, 9/20/27 (144A)

 256,410

 2,205,387

 0.65

 A+/Ba1

 Bear Stearns Asset Backed Securities I Trust 2005-FR1, Floating Rate Note, 6/25/35

 2,162,100

 1,291,389

 0.64

 A+/NR

 Bear Stearns Asset Backed Securities Trust 2006-SD2, Floating Rate Note, 6/25/36

 1,270,378

 967,732

 NR/Aa2

 California Republic Auto Receivables Trust 2012-1, 1.18%, 8/15/17 (144A)

 971,636

 1,900,000

 A/Aa3

 Capital Auto Receivables Asset Trust/ Ally, 1.74%, 10/22/18

 1,886,744

 268,901

 0.89

 AA/Baa3

 Carrington Mortgage Loan Trust Series 2005-NC1, Floating Rate Note, 2/25/35

 268,557

 132,082

 0.55

 AA+/A1

 Carrington Mortgage Loan Trust Series 2005-NC4, Floating Rate Note, 9/25/35

 130,106

 400,000

 NR/A2

 Chesapeake Funding LLC, Floating Rate Note, 3/4/26

 400,005

 400,000

 1.31

 NR/Aa2

 Chesapeake Funding LLC, Floating Rate Note, 5/7/24 (144A)

 403,374

 2,080,539

 BB-/B1

 Citicorp Residential Mortgage Trust Series 2006-1, 5.939%, 7/25/36 (Step)

 2,119,601

 331,508

 B+/B2

 Citicorp Residential Mortgage Trust Series 2006-2, 5.775%, 9/25/36 (Step)

 348,567

 2,186,775

 B-/B1

 Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)

 2,181,066

 1,362,109

 B-/B2

 Citicorp Residential Mortgage Trust Series 2007-1, 5.892%, 3/25/37 (Step)

 1,339,616

 161,536

 0.42

 AA+/A1

 Citigroup Mortgage Loan Trust 2006-HE1, Floating Rate Note, 1/25/36

 160,571

 971,016

 4.00

 AA/NR

 Citigtoup Mortgage Loan Trust 2014-A, Floating Rate Note, 1/1/35 (144A)

 1,008,601

 3,865,140

 BBB-/NR

 CKE Restaurant Holdings, Inc., 4.474%, 3/20/43 (144A)

 3,904,170

 1,042,250

 1.20

 BBB-/Ba1

 Countrywide Asset-Backed Certificates, Floating Rate Note, 12/25/34

 1,034,965

 1,935,480

 5.07

 BB+/Ba2

 Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36

 1,973,929

 700,000

 NR/Ba2

 Credit-Based Asset Servicing and Securitization LLC, 5.70426%, 10/25/36 (Step) (144A)

 682,009

 1,572,500

 A/NR

 Cronos Containers Program, Ltd., 3.81%, 9/18/27 (144A)

 1,587,467

 3,929,470

 BBB+/Baa1

 Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)

 4,203,433

 375,929

 BBB/Baa2

 Drug Royalty II LP 1, 4.474%, 1/15/25 (144A)

 384,199

 225,557

 4.24

 BBB/Baa2

 Drug Royalty II LP 1, Floating Rate Note, 1/15/25 (144A)

 230,745

 821,526

 AA+/NR

 DT Auto Owner Trust 2011-1, 4.89%, 1/17/17 (144A)

 822,697

 90,641

 1.23

 AAA/NR

 First Franklin Mortgage Loan Trust 2004-FF10, Floating Rate Note, 9/25/34

 90,464

 588,522

 AAA/NR

 First Investors Auto Owner Trust 2012-2, 1.47%, 5/15/18 (144A)

 591,359

 1,200,000

 A/NR

 First Investors Auto Owner Trust 2013-1, 2.02%, 1/15/19 (144A)

 1,180,835

 2,530,558

 0.55

 AA+/Aa2

 First NLC Trust 2005-2, Floating Rate Note, 9/25/35

 2,477,725

 2,599,330

 A/NR

 FRS I LLC, 3.08%, 4/15/43 (144A)

 2,566,214

 1,659,000

 0.60

 NR/Aaa

 GE Dealer Floorplan Master Note Trust, Floating Rate Note, 10/20/17

 1,663,043

 833,333

 A/NR

 Global SC Finance II SRL, 4.11%, 7/19/27 (144A)

 840,620

 1,444,746

 NR/NR

 GMAT 2013-1 Trust, 3.9669%, 8/25/53 (Step)

 1,404,049

 1,070,680

 0.40

 B+/B3

 GSAA Home Equity Trust 2005-11, Floating Rate Note, 10/25/35

 1,071,296

 713,316

 0.90

 AA+/Ba1

 GSAMP Trust 2005-HE1, Floating Rate Note, 12/25/34

 699,729

 198,427

 0.80

 A/Baa3

 GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35

 196,773

 1,595,673

 1.50

 BBB+/Baa3

 GSRPM Mortgage Loan Trust 2003-2, Floating Rate Note, 6/25/33

 1,527,895

 1,016,021

 0.45

 A+/Baa1

 GSRPM Mortgage Loan Trust 2006-2, Floating Rate Note, 9/25/36 (144A)

 954,353

 320,636

 NR/A2

 Hercules Capital Funding Trust 2012-1, 3.32%, 12/16/17 (144A)

 321,638

 1,620,000

 AA/NR

 HLSS Servicer Advance Receivables Trust, 1.7436%, 1/16/46 (144A)

 1,615,140

 224,000

 A/NR

 HLSS Servicer Advance Receivables Trust, 3.96%, 10/15/45 (144A)

 228,861

 456,739

 0.53

 A+/A2

 Home Equity Asset Trust 2005-7, Floating Rate Note, 1/25/36

 440,714

 2,587,587

 NR/A2

 Horizon Funding Trust 2013-1, 3.0%, 5/15/18 (144A)

 2,592,439

 1,554,630

 1.36

 A+/Aa2

 HSBC Home Equity Loan Trust USA 2007-3, Floating Rate Note, 11/20/36

 1,543,278

 1,293,630

 BBB/NR

 Icon Brands Holdings LLC, 4.229%, 1/25/43 (144A)

 1,289,992

 858,940

 NR/Baa1

 Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)

 840,457

 417,370

 0.85

 AA+/A2

 Irwin Whole Loan Home Equity Trust 2005-C, Floating Rate Note, 3/25/25

 387,758

 774,073

 NR/Aaa

 JG Wentworth XXII LLC, 3.82%, 12/15/48 (144A)

 812,334

 104,355

 0.39

 AA+/A1

 JP Morgan Mortgage Acquisition Corp 2005-OPT2, Floating Rate Note, 12/25/35

 104,123

 1,326,000

 NR/Aaa

 Leaf Receivables Funding 8 LLC, 1.55%, 11/15/17 (144A)

 1,334,447

 2,203,000

 NR/Aa1

 Leaf Receivables Funding 8 LLC, 1.92%, 9/15/20 (144A)

 2,213,773

 305,703

 BBB+/Baa1

 Lehman ABS Manufactured Housing Contract Trust 2001-B, 5.873%, 4/15/40

 323,057

 2,003,891

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 2/25/30 (144A)

 1,782,663

 1,416,536

 2.40

 A+/A3

 Madison Avenue Manufactured Housing Contract Trust 2002-A, Floating Rate Note, 3/25/32

 1,415,433

 757,581

 A/NR

 Mid-State Capital Trust 2010-1, 5.25%, 12/15/45 (144A)

 786,140

 425,599

 0.30

 B-/Caa2

 Nationstar Home Equity Loan Trust 2007-A, Floating Rate Note, 3/25/37

 402,298

 1,087,000

 AAA/NR

 Nationstar Mortgage Advance Receivables Trust 2013-T2, 1.679%, 6/20/46 (144A)

 1,081,902

 908,073

 0.85

 AAA/Aaa

 New Century Home Equity Loan Trust 2005-1, Floating Rate Note, 3/25/35

 887,352

 633,671

 5.91

 AA/A3

 Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35

 672,521

 442,803

 5.46

 AAA/Aa3

 Origen Manufactured Housing Contract Trust 2004-B, Floating Rate Note, 11/15/35

 456,914

 188,029

 NR/A2

 Oxford Finance Funding Trust 2012-1, 3.9%, 3/15/17 (144A)

 189,792

 526,376

 0.86

 AAA/Aaa

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 527,141

 775,712

 1.66

 A/NR

 PFS Financing Corp., Floating Rate Note, 10/17/16 (144A)

 778,238

 800,000

 AA+/NR

 Prestige Auto Receivables Trust 2011-1, 3.9%, 7/16/18 (144A)

 812,317

 1,500,000

 NR/NR

 Progreso Receivables Funding I LLC, 4.0%, 7/9/18 (144A)

 1,503,750

 1,292,125

 0.40

 B/Baa2

 RAAC Series 2006-RP2 Trust, Floating Rate Note, 2/25/37 (144A)

 1,250,067

 2,565,000

 0.59

 NR/A2

 RAMP Series 2005-RS5 Trust, Floating Rate Note, 5/25/35

 2,476,623

 238,262

 0.34

 B+/Ba3

 RAMP Series 2006-NC1 Trust, Floating Rate Note, 1/25/36

 232,564

 507,331

 NR/Aaa

 Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16

 508,982

 1,450,000

 AA/Aaa

 Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17

 1,493,068

 850,000

 A/Aaa

 Santander Drive Auto Receivables Trust 2012-5, 2.7%, 8/15/18

 875,011

 1,229,146

 2.63

 A+/B2

 SASCO Mortgage Pass-Through Certificates Series 2004-S4, Floating Rate Note, 12/25/34

 1,230,371

 1,810,871

 A+/NR

 Sierra Timeshare 2012-2 Receivables Funding LLC, 2.38%, 3/20/29 (144A)

 1,840,269

 343,985

 A+/NR

 Sierra Timeshare 2012-3 Receivables Funding LLC, 1.87%, 8/20/29 (144A)

 346,800

 900,000

 0.99

 AAA/Aaa

 SLM Student Loan Trust 2004-10, Floating Rate Note, 4/27/26 (144A)

 908,978

 903,217

 AA/NR

 SNAAC Auto Receivables Trust 2013-1, 1.14%, 7/16/18 (144A)

 904,982

 1,400,000

 A/NR

 SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)

 1,407,301

 2,800,000

 A/NR

 Springleaf Funding Trust 2013-A, 2.58%, 9/15/21 (144A)

 2,816,856

 1,200,000

 A/NR

 Springleaf Funding Trust, 2.41%, 12/25/22 (144A)

 1,197,053

 295,370

 A/NR

 STORE Master Funding LLC, 4.16%, 3/20/43 (144A)

 297,282

 2,049,584

 A/NR

 STORE Master Funding LLC, 5.77%, 8/20/42 (144A)

 2,209,554

 1,600,617

 0.35

 CCC/Ba3

 Structured Asset Investment Loan Trust 2006-1, Floating Rate Note, 1/25/36

 1,550,174

 2,942,790

 0.37

 B-/Baa3

 Structured Asset Securities Corp Mortgage Loan Trust 2006-GEL4, Floating Rate Note, 10/25/36 (144A)

 2,848,082

 296,858

 A+/Baa2

 Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)

 309,021

 757,004

 A+/NR

 SVO 2012-A VOI Mortgage LLC, 2.0%, 9/20/29 (144A)

 758,686

 771,441

 1.09

 AA+/A1

 Terwin Mortgage Trust Series TMTS 2003-8HE, Floating Rate Note, 12/25/34

 752,726

 2,856,466

 AA/A2

 Terwin Mortgage Trust Series TMTS 2005-16HE, 4.442713%, 9/25/36 (Step)

 2,974,206

 889,167

 A-/NR

 Textainer Marine Containers, Ltd., 4.21%, 4/15/27 (144A)

 889,986

 4,034,757

 NR/NR

 TOPRE_13-LTR, 3.47%, 11/20/28 (144A)

 4,036,637

 3,134,000

 2.56

 AAA/Aaa

 Trafigura Securitisation Finance Plc, Floating Rate Note, 10/15/15 (144A)

 3,167,847

 1,559,820

 A/NR

 Trinity Rail Leasing LP, 2.266%, 1/15/43 (144A)

 1,521,694

 1,053,500

 A/NR

 Triton Container Finance LLC, 4.21%, 5/14/27 (144A)

 1,056,689

 765,000

 1.85

 B/B2

 Truman Capital Mortgage Loan Trust, Floating Rate Note, 1/25/34

 751,360

 1,162,577

 A/NR

 Westgate Resorts 2012-2 LLC, 3.0%, 1/20/25 (144A)

 1,169,123

 1,304,424

 NR/NR

 Westgate Resorts 2012-A LLC, 2.25%, 8/20/25 (144A)

 1,304,829

 325,210

 A/NR

 Westgate Resorts LLC, 2.5%, 3/20/25 (144A)

 326,023

 TOTAL ASSET BACKED SECURITIES

 (Cost $123,571,770)

 $

 124,374,598

 COLLATERALIZED MORTGAGE OBLIGATIONS - 18.7%

 1,750,000

 NR/NR

 A10 Securitization 2013-1 LLC, 2.4%, 11/15/25 (144A)

 $

 1,754,874

 2,794,000

 NR/NR

 A10 Term Asset Financing 2013-2 LLC, 2.62%, 11/15/27 (144A)

 2,785,448

 613,440

 0.60

 CCC/NR

 Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18

 581,745

 1,841,543

 BBB+/NR

 Alternative Loan Trust 2003-21T1, 5.75%, 12/25/33

 1,927,738

 487,978

 BB-/B2

 Alternative Loan Trust 2003-J1, 4.75%, 10/25/33

 499,921

 644,369

 CCC/B2

 Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35

 667,698

 264,480

 BBB+/Ba1

 Alternative Loan Trust 2004-2CB, 5.125%, 3/25/34

 265,711

 497,481

 BB+/Ba2

 Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34

 509,942

 5,426,539

 0.59

 A+/Baa3

 Alternative Loan Trust 2005-J4, Floating Rate Note, 7/25/35

 5,240,870

 754,840

 A+/Baa2

 Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33

 830,574

 1,643,689

 NR/Baa2

 Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33

 1,711,652

 876,643

 NR/B1

 Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19

 886,230

 939,126

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-12, 5.5%, 1/25/20

 952,886

 1,130,358

 NR/B3

 Banc of America Alternative Loan Trust 2004-2, 5.5%, 3/25/19

 1,157,048

 1,641,748

 NR/Ba2

 Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34

 1,698,480

 743,838

 NR/B2

 Banc of America Alternative Loan Trust 2004-4, 5.25%, 5/25/34

 754,244

 1,637,576

 NR/Ba3

 Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19

 1,665,995

 915,140

 BBB+/NR

 Banc of America Funding 2003-3 Trust, 5.5%, 10/25/33

 974,780

 1,421,952

 CCC/NR

 Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36

 1,421,157

 868,887

 0.29

 BB-/A

 Banc of America Funding 2010-R4 Trust, Floating Rate Note, 8/26/36 (144A)

 860,507

 400,000

 1.25

 A-/Aaa

 Banc of America Large Loan Trust 2007-BMB1, Floating Rate Note, 8/15/29 (144A)

 397,633

 423,340

 4.88

 AAA/NR

 Banc of America Merrill Lynch Commercial Mortgage, Inc., Floating Rate Note, 7/10/42

 425,057

 1,323,448

 2.77

 A-/NR

 Banc of America Mortgage 2003-F Trust, Floating Rate Note, 7/25/33

 1,339,047

 688,425

 2.77

 NR/Baa3

 Banc of America Mortgage 2003-H Trust, Floating Rate Note, 9/25/33

 688,747

 886,028

 2.82

 NR/Ba2

 Banc of America Mortgage 2003-I Trust, Floating Rate Note, 10/25/33

 898,370

 303,846

 2.70

 AA+/NR

 Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34

 305,302

 148,888

 2.94

 NR/Ba3

 Banc of America Mortgage 2004-L Trust, Floating Rate Note, 1/25/35

 149,255

 572,744

 5.10

 BBB+/NR

 Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35

 572,088

 1,223,038

 A+/NR

 Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35

 1,284,218

 119,513

 B-/NR

 Banc of America Mortgage Trust 2004-7, 4.5%, 8/25/19

 121,458

 1,219,361

 A+/NR

 Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34

 1,288,759

 10,466,935

 NR/Caa2

 Bayview Commercial Asset Trust, 4.14438%, 7/25/37 (Step) (144A) (c)

 157,004

 492,151

 2.98

 NR/NR

 Bayview Opportunity Master Fund Trust IIB LP, Floating Rate Note, 1/28/33 (144A)

 490,921

 313,350

 2.50

 NR/NR

 BCAP LLC 2010-RR10 Trust, Floating Rate Note, 12/27/34 (144A)

 315,115

 1,920,983

 0.85

 AA+/Baa1

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 1,847,100

 2,067,973

 0.85

 AAA/A3

 Bear Stearns ALT-A Trust 2004-12, Floating Rate Note, 1/25/35

 2,003,092

 3,192,599

 0.75

 A+/Ba1

 Bear Stearns ALT-A Trust 2004-4, Floating Rate Note, 6/25/34

 3,035,689

 1,101,804

 0.71

 AA+/Baa1

 Bear Stearns ALT-A Trust 2005-1, Floating Rate Note, 1/25/35

 1,090,128

 1,093,634

 2.31

 AA+/Baa2

 Bear Stearns ARM Trust 2003-5, Floating Rate Note, 8/25/33

 1,087,425

 3,411,907

 2.75

 A+/Ba3

 Bear Stearns ARM Trust 2003-6, Floating Rate Note, 8/25/33

 3,426,183

 410,535

 7.42

 BBB+/Aaa

 Bear Stearns Commercial Mortgage Securities Trust 2002-TOP6, Floating Rate Note, 10/15/36 (144A)

 414,504

 1,000,000

 5.21

 NR/Ba1

 Bear Stearns Commercial Mortgage Securities Trust 2005-PWR7, Floating Rate Note, 2/11/41

 1,011,192

 2,068,859

 0.86

 AA+/Baa3

 Bella Vista Mortgage Trust 2004-1, Floating Rate Note, 11/20/34

 1,982,906

 153,655

 A+/Baa1

 Chase Mortgage Finance Trust Series 2003-S11, 5.0%, 10/25/33

 156,858

 623,510

 2.54

 A+/Ba1

 CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33

 625,197

 577,354

 NR/Baa1

 CHL Mortgage Pass-Through Trust 2004-9, 5.25%, 6/25/34

 590,087

 481,741

 NR/B1

 Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36

 507,892

 898,070

 0.32

 AA/Aaa

 Citigroup Commercial Mortgage Trust 2007-FL3, Floating Rate Note, 4/15/22 (144A)

 890,351

 1,640,962

 1.15

 AA+/NR

 Citigroup Mortgage Loan Trust 2010-7, Floating Rate Note, 9/25/37 (144A)

 1,640,890

 1,697,247

 2.25

 BB/NR

 Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 8/25/34

 1,684,870

 1,000,000

 4.65

 AA-/A3

 City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)

 1,005,297

 578,312

 0.59

 BBB+/A2

 CNL Commercial Mortgage Loan Trust 2003-2, Floating Rate Note, 10/25/30 (144A)

 494,417

 2,948,331

 0.28

 AA-/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 2,934,716

 493,019

 0.32

 BBB/A1

 COMM 2006-FL12 Mortgage Trust, Floating Rate Note, 12/15/20 (144A)

 490,699

 1,117,999

 0.34

 A+/A1

 COMM 2007-FL14 Mortgage Trust, Floating Rate Note, 6/15/22 (144A)

 1,108,272

 850,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.147%, 8/15/45

 835,806

 450,000

 NR/Aaa

 COMM 2012-CCRE2 Mortgage Trust, 3.791%, 8/15/45

 454,708

 915,000

 AAA/Aaa

 COMM 2012-CCRE4 Mortgage Trust, 2.436%, 10/15/45

 892,427

 4,000,000

 NR/Aaa

 COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44

 4,154,508

 1,900,000

 AAA/Aaa

 COMM 2013-LC6 Mortgage Trust, 2.941%, 1/10/46

 1,822,349

 3,730,443

 2.10

 AAA/NR

 Commercial Mortgage Pass Through Certificates, Floating Rate Note, 11/17/26 (144A)

 3,746,972

 2,688,326

 NR/Baa1

 Credit Suisse Commercial Mortgage Trust Series 2007-C1, 5.361%, 2/15/40

 2,857,143

 265,967

 B-/NR

 Credit Suisse First Boston Mortgage Securities Corp., 5.5%, 6/25/33

 265,375

 583,202

 2.55

 BBB+/Ba2

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 11/25/33

 583,957

 355,736

 1.50

 AA+/A3

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33

 355,782

 1,910,279

 5.01

 NR/Aaa

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 2/15/38

 1,951,368

 573,109

 2.50

 BBB+/B1

 Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 6/25/34

 575,732

 300,804

 0.85

 AA+/Baa3

 Credit-Based Asset Servicing and Securitization LLC, Floating Rate Note, 5/25/50 (144A)

 299,153

 3,015,000

 NR/A2

 Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)

 3,269,134

 1,900,000

 5.42

 NR/Aa2

 DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)

 2,112,804

 1,895,000

 1.46

 AA-/NR

 Del Coronado Trust 2013-DEL, Floating Rate Note, 3/15/26 (144A)

 1,891,904

 1,100,000

 1.26

 AA-/NR

 Extended Stay America Trust 2013-ESH, Floating Rate Note, 12/5/31 (144A)

 1,098,365

 772,255

 NR/NR

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/33

 785,761

 357,690

 NR/NR

 Federal Home Loan Mortgage Corp. REMICS, 5.0%, 6/15/34

 362,786

 1,250,000

 4.16

 NR/Baa2

 Federal Home Loan Mortgage Corp., Floating Rate Note, 9/25/44 (144A)

 1,260,862

 4,727

 NR/NR

 Federal National Mortgage Association REMICS, 10.3%, 4/25/19

 5,336

 957,501

 NR/NR

 Federal National Mortgage Association REMICS, 4.5%, 6/25/29

 1,035,173

 1,483,600

 NR/NR

 Federal National Mortgage Association REMICS, 5.0%, 7/25/33

 1,521,174

 158,844

 NR/NR

 Federal National Mortgage Association REMICS, 5.0%, 9/25/39

 166,301

 275,594

 5.25

 NR/Ba1

 First Horizon Mortgage Pass-Through Trust 2004-AR5, Floating Rate Note, 10/25/34

 271,943

 465,156

 2.59

 BB-/B1

 First Horizon Mortgage Pass-Through Trust 2005-AR1, Floating Rate Note, 4/25/35

 455,021

 850,000

 5.44

 NR/A3

 FREMF Mortgage Trust 2010-K7, Floating Rate Note, 4/25/20 (144A)

 936,939

 600,000

 5.24

 A+/NR

 FREMF Mortgage Trust 2010-K8, Floating Rate Note, 9/25/43 (144A)

 648,940

 890,000

 5.19

 NR/NR

 FREMF Mortgage Trust 2010-K9 REMICS, Floating Rate Note, 9/25/45 (144A)

 959,443

 1,500,000

 4.62

 NR/NR

 FREMF Mortgage Trust 2011-K10 , Floating Rate Note, 11/25/49 (144A)

 1,565,454

 1,750,000

 4.77

 NR/A3

 FREMF Mortgage Trust 2011-K702, Floating Rate Note, 4/25/44 (144A)

 1,862,768

 1,250,000

 4.89

 NR/A3

 FREMF Mortgage Trust 2011-K703, Floating Rate Note, 7/25/44 (144A)

 1,335,011

 900,000

 3.20

 A-/Baa2

 FREMF Mortgage Trust 2013-K502, Floating Rate Note, 3/25/45 (144A)

 891,115

 650,000

 3.49

 NR/A2

 FREMF Mortgage Trust Class B, Floating Rate Note, 11/25/46 (144A)

 665,490

 858,000

 3.82

 NR/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 6/25/47 (144A)

 871,680

 5,000,000

 4.29

 A-/NR

 FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)

 5,230,990

 2,393,054

 0.40

 AA/Aa3

 GE Business Loan Trust 2005-1, Floating Rate Note, 6/15/33 (144A)

 2,246,505

 1,567,192

 0.32

 A/Aa3

 GE Business Loan Trust 2007-1, Floating Rate Note, 4/16/35 (144A)

 1,418,354

 1,085,894

 BB/Caa3

 Global Mortgage Securitization, Ltd., 5.25%, 4/25/32 (144A)

 1,066,849

 1,749,019

 0.42

 BBB+/Ba2

 Global Mortgage Securitization, Ltd., Floating Rate Note, 4/25/32

 1,675,772

 3,375,000

 AAA/NR

 GMAC Commercial Mortgage Securities Inc Series 2004-C3 Trust, 4.864%, 12/10/41

 3,436,682

 1,226,034

 3.35

 BBB/Baa3

 GMACM Mortgage Loan Trust 2003-AR1, Floating Rate Note, 10/19/33

 1,215,995

 6,000,000

 AA+/Aaa

 Government National Mortgage Association REMICS, 2.1%, 2/16/48

 5,978,706

 1,835,511

 NR/NR

 Government National Mortgage Association, 3.0%, 4/20/41

 1,898,441

 329,603

 NR/NR

 Government National Mortgage Association, 4.973%, 4/16/42

 351,170

 705,488

 NR/NR

 Government National Mortgage Association, 5.25%, 8/16/35

 784,964

 11,643,057

 1.03

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 2/16/53 (c)

 922,968

 8,041,848

 1.05

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 3/16/53 (c)

 612,129

 13,454,933

 1.08

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 8/16/52 (c)

 926,466

 12,554,388

 1.07

 NR/NR

 Government National Mortgage Association, Floating Rate Note, 9/16/52 (c)

 1,027,539

 1,250,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 3.377%, 5/10/45

 1,263,851

 1,000,000

 AA-/NR

 GS Mortgage Securities Corp. II, 3.682%, 2/10/46 (144A)

 971,710

 900,000

 NR/Aaa

 GS Mortgage Securities Corp. II, 5.56%, 11/10/39

 981,787

 1,550,000

 1.90

 NR/A3

 GS Mortgage Securities Corp. II, Floating Rate Note, 11/8/29 (144A)

 1,554,664

 1,605,911

 2.32

 A+/NR

 GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33

 1,609,905

 251,083

 5.72

 B/NR

 GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34

 242,446

 1,990,425

 2.83

 A+/B1

 GSR Mortgage Loan Trust 2004-7, Floating Rate Note, 6/25/34

 1,937,230

 772,277

 2.65

 BBB+/NR

 GSR Mortgage Loan Trust 2005-AR1, Floating Rate Note, 1/25/35

 783,707

 1,300,000

 AAA/NR

 HLSS Servicer Advance Receivables Trust, 1.2437%, 1/17/45

 1,300,780

 2,615,008

 0.50

 AA+/Aa3

 Homestar Mortgage Acceptance Corp., Floating Rate Note, 6/25/34

 2,570,126

 653,203

 0.87

 BBB-/Baa2

 Impac CMB Trust Series 2004-5, Floating Rate Note, 10/25/34

 629,664

 490,641

 0.95

 B-/Ba1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 472,489

 2,390,360

 0.93

 B-/Baa1

 Impac CMB Trust Series 2004-6, Floating Rate Note, 10/25/34

 2,210,562

 2,475,929

 0.89

 BBB+/A3

 Impac CMB Trust Series 2004-7, Floating Rate Note, 11/25/34

 2,332,271

 783,488

 0.91

 B/Ba3

 Impac CMB Trust Series 2004-9, Floating Rate Note, 1/25/35

 699,367

 2,214,401

 0.95

 AAA/Aaa

 Impac Secured Assets CMN Owner Trust, Floating Rate Note, 11/25/34

 2,163,740

 488,946

 0.50

 AAA/Aaa

 Impac Secured Assets Trust 2006-2, Floating Rate Note, 8/25/36

 478,457

 1,172,944

 0.35

 BB+/Baa2

 Impac Secured Assets Trust 2006-5, Floating Rate Note, 12/25/36

 1,078,921

 378,929

 2.52

 NR/NR

 Jefferies Resecuritization Trust 2009-R2, Floating Rate Note, 5/26/37 (144A)

 378,508

 2,800,000

 2.52

 A/A2

 JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)

 2,808,210

 473,039

 0.31

 AA/Aa3

 JP Morgan Chase Commercial Mortgage Securities Trust 2006-LDP9, Floating Rate Note, 5/15/47

 471,209

 1,600,000

 AAA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2, 3.6159%, 11/15/43 (144A)

 1,694,226

 1,350,000

 NR/Aaa

 JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.1712%, 8/15/46

 1,432,195

 900,000

 3.98

 AA/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8, Floating Rate Note, 10/15/45 (144A)

 898,742

 1,368,000

 3.00

 AA-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-ALC, Floating Rate Note, 7/17/26 (144A)

 1,379,919

 1,500,000

 1.96

 A-/NR

 JP Morgan Chase Commercial Mortgage Securities Trust 2013-FL3, Floating Rate Note, 4/15/28 (144A)

 1,503,608

 1,387,068

 2.03

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,383,825

 1,116,706

 2.49

 A+/Baa1

 JP Morgan Mortgage Trust 2003-A1, Floating Rate Note, 10/25/33

 1,114,196

 2,070,308

 2.49

 AA+/Baa3

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 2,113,058

 995,263

 2.49

 AA+/Baa1

 JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34

 1,001,404

 252,543

 2.62

 A+/NR

 JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34

 253,359

 1,181,320

 2.25

 AA+/Baa2

 JP Morgan Mortgage Trust 2004-A5, Floating Rate Note, 12/25/34

 1,188,111

 1,084,602

 B+/Baa3

 JP Morgan Mortgage Trust 2004-S1, 5.0%, 9/25/34

 1,131,500

 1,925,487

 B-/Ba2

 JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34

 2,027,677

 385,128

 2.26

 BBB+/Ba1

 JP Morgan Mortgage Trust 2005-A4, Floating Rate Note, 7/25/35

 386,265

 905,859

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2013-2, Floating Rate Note, 5/25/43 (144A)

 888,356

 998,356

 3.50

 AAA/NR

 JP Morgan Mortgage Trust 2014-1, Floating Rate Note, 1/25/44 (144A)

 986,518

 548,439

 2.75

 NR/NR

 La Hipotecaria Panamanian Mortgage Trust 2010-1, Floating Rate Note, 9/8/39 (144A)

 572,091

 67,129

 5.62

 BBB+/NR

 LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)

 67,173

 212,327

 AAA/Aaa

 LB-UBS Commercial Mortgage Trust 2004-C1, 4.568%, 1/15/31

 220,216

 1,000,000

 5.15

 NR/Aaa

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/30

 1,031,230

 2,255,000

 5.20

 NR/Baa2

 LB-UBS Commercial Mortgage Trust 2005-C2, Floating Rate Note, 4/15/30

 2,332,220

 79,775

 1.06

 BBB+/Aa2

 Lehman Brothers Floating Rate Commercial Mortgage Trust 2007-LLF C5, Floating Rate Note, 6/15/22 (144A)

 79,733

 347,303

 1.10

 A+/Aa1

 Lehman Brothers Small Balance Commercial Mortgage Trust 2007-3 Class 1A4, Floating Rate Note, 10/25/37 (144A)

 344,780

 547,602

 0.40

 A+/Aa1

 Lehman Brothers Small Balance Commercial, Floating Rate Note, 9/25/30 (144A)

 511,120

 1,395,000

 5.38

 NR/A2

 LSTAR Commercial Mortgage Trust, Floating Rate Note, 6/25/43 (144A)

 1,469,476

 1,062,124

 5.28

 B-/B3

 MASTR Adjustable Rate Mortgages Trust, Floating Rate Note, 1/25/35

 1,072,997

 942,943

 BB+/NR

 MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19

 966,485

 49,919

 AAA/NR

 MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15

 49,883

 166,185

 B+/NR

 MASTR Alternative Loan Trust 2004-13, 5.5%, 1/25/35

 171,231

 2,265,505

 B-/NR

 MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34

 2,356,411

 1,540,624

 A+/NR

 MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35

 1,564,362

 805,220

 6.64

 A-/NR

 MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32

 842,120

 677,025

 0.64

 AA+/Baa1

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000 TBC2, Floating Rate Note, 6/15/30

 663,248

 897,248

 0.60

 AA+/Baa1

 Mellon Residential Funding Corp. Mortgage Pass-Through Trust Series 2000-TBC3, Floating Rate Note, 12/15/30

 846,307

 287,976

 2.38

 BBB/B1

 Merrill Lynch Mortgage Investors Trust Series 2005-2, Floating Rate Note, 10/25/35

 292,286

 3,754,791

 0.42

 AA+/A3

 Merrill Lynch Mortgage Investors Trust Series 2005-A3, Floating Rate Note, 4/25/35

 3,591,991

 1,284,010

 0.61

 A+/Baa1

 Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29

 1,221,312

 1,640,720

 AAA/NR

 Morgan Stanley Capital I Trust 2004-HQ4, 4.97%, 4/14/40

 1,649,485

 2,400,000

 5.07

 BBB-/NR

 Morgan Stanley Capital I Trust 2005-HQ6, Floating Rate Note, 8/13/42

 2,488,896

 1,000,000

 BBB-/NR

 Morgan Stanley Capital I Trust 2007-HQ13, 5.569%, 12/15/44

 1,082,189

 656,492

 0.26

 AA+/Aaa

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 655,106

 5,102,000

 0.28

 A+/Aa1

 Morgan Stanley Capital I, Inc., Floating Rate Note, 10/15/20 (144A)

 5,063,761

 3,360,294

 0.43

 A+/Baa2

 Morgan Stanley Mortgage Loan Trust 2005-6AR, Floating Rate Note, 11/25/35

 3,333,042

 2,950,000

 NR/NR

 Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)

 2,976,016

 2,910,989

 0.93

 AA+/Baa1

 MortgageIT Trust 2004-1, Floating Rate Note, 11/25/34

 2,802,278

 997,886

 3.75

 AAA/NR

 Nationstar Mortgage Loan Trust 2013-A, Floating Rate Note, 12/25/52 (144A)

 1,024,025

 3,000,000

 0.35

 NR/NR

 Nomura Resecuritization Trust 2011-3R, Floating Rate Note, 7/26/37 (144A)

 2,911,800

 2,262,972

 1.36

 AAA/Aaa

 NorthStar 2012-1 Mortgage Trust, Floating Rate Note, 8/25/29 (144A)

 2,264,778

 586,745

 0.40

 BB+/B2

 Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates 2005-5, Floating Rate Note, 12/25/35

 577,185

 1,550,000

 NR/NR

 ORES NPL LLC, 3.0%, 3/27/24 (144A)

 1,550,000

 509,332

 NR/A2

 PHH Mortgage Capital LLC, 6.6%, 12/25/27 (Step) (144A)

 517,742

 459,507

 BB+/Caa1

 RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32

 468,237

 791,066

 0.72

 B+/Ba1

 RALI Series 2003-QS11 Trust, Floating Rate Note, 6/25/33

 750,810

 771,269

 0.70

 B-/Ba2

 RALI Series 2003-QS13 Trust, Floating Rate Note, 7/25/33

 732,487

 590,277

 NR/Ba1

 RALI Series 2003-QS14 Trust, 5.0%, 7/25/18

 600,669

 2,497,980

 NR/B1

 RALI Series 2004-QS13 Trust, 5.0%, 9/25/19

 2,559,136

 933,074

 NR/B3

 RALI Series 2004-QS16 Trust, 5.5%, 12/25/34

 951,048

 1,456,706

 NR/Ba2

 RALI Series 2004-QS3 Trust, 5.0%, 3/25/19

 1,493,623

 604,077

 1.55

 B-/Ba3

 RESI Finance LP, Floating Rate Note, 9/10/35 (144A)

 530,680

 352,408

 B-/NR

 Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35

 359,540

 536,267

 BBB/NR

 Residential Asset Securitization Trust 2004-A8, 5.25%, 11/25/34

 557,898

 1,599,346

 B/NR

 Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34

 1,656,911

 1,331,359

 CCC/NR

 Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35

 1,324,748

 1,030,552

 NR/B3

 RFMSI Series 2005-S5 Trust, 5.25%, 7/25/35

 1,064,439

 2,875,442

 0.82

 AA+/Ba1

 Sequoia Mortgage Trust 2003-2, Floating Rate Note, 6/20/33

 2,765,241

 1,429,220

 0.78

 AA+/Baa3

 Sequoia Mortgage Trust 2003-5, Floating Rate Note, 9/20/33

 1,426,857

 1,207,348

 0.64

 AA/Baa3

 Sequoia Mortgage Trust 2004-12, Floating Rate Note, 1/20/35

 1,107,355

 1,092,334

 0.50

 A+/Baa2

 Sequoia Mortgage Trust 2004-9, Floating Rate Note, 10/20/34

 1,030,941

 1,447,016

 0.38

 BBB+/Ba1

 Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35

 1,277,342

 2,203,859

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-6, Floating Rate Note, 5/25/43

 2,044,207

 1,684,279

 3.00

 AAA/NR

 Sequoia Mortgage Trust 2013-7, Floating Rate Note, 6/25/43

 1,574,008

 713,315

 2.25

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 675,075

 846,479

 3.00

 NR/Aaa

 Sequoia Mortgage Trust 2013-8, Floating Rate Note, 6/25/43

 776,957

 2,123,512

 AAA/Aaa

 Sequoia Mortgage Trust 2013-9, 3.5%, 7/25/43 (144A)

 2,094,416

 93,143

 NR/Baa3

 SMA Issuer I LLC, 3.5%, 8/20/25 (144A)

 93,013

 268,918

 BB+/Baa2

 Spirit Master Funding LLC, 5.74%, 3/20/25 (144A)

 275,924

 200,000

 A+/NR

 Spirit Master Funding VII LLC, 3.8868%, 12/20/43

 202,182

 1,980,862

 2.22

 AAA/NR

 Springleaf Mortgage Loan Trust 2012-2, Floating Rate Note, 10/25/57 (144A)

 2,008,095

 750,000

 3.79

 A-/NR

 Springleaf Mortgage Loan Trust, Floating Rate Note, 6/25/58 (144A)

 742,089

 673,824

 2.37

 BBB-/B3

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 1/25/35

 662,795

 459,258

 5.16

 BBB+/Ba2

 Structured Adjustable Rate Mortgage Loan Trust, Floating Rate Note, 11/25/34

 452,007

 4,577,291

 0.84

 AA+/Baa1

 Structured Asset Mortgage Investments II Trust 2004-AR8, Floating Rate Note, 5/19/35

 4,399,504

 1,061,971

 0.90

 A+/Ba1

 Structured Asset Mortgage Investments Trust 2003-AR2, Floating Rate Note, 12/19/33

 1,015,136

 937,983

 2.67

 A+/Baa3

 Structured Asset Securities Corp. Mortgage Certificates Series 2003-31A, Floating Rate Note, 10/25/33

 945,532

 1,080,918

 0.45

 B-/B2

 Structured Asset Securities Corp. Trust 2005-14, Floating Rate Note, 7/25/35

 988,036

 905,192

 2.30

 NR/Baa2

 Thornburg Mortgage Securities Trust 2003-3, Floating Rate Note, 6/25/43

 897,334

 3,387,113

 0.89

 BBB+/Baa3

 Thornburg Mortgage Securities Trust 2004-3, Floating Rate Note, 9/25/44

 3,205,350

 1,308,325

 0.73

 BBB+/Baa1

 Thornburg Mortgage Securities Trust 2004-4, Floating Rate Note, 12/25/44

 1,216,370

 770,443

 2.61

 AAA/Baa3

 Thornburg Mortgage Securities Trust Class II4A, Floating Rate Note, 3/25/44

 768,600

 4,470,000

 AAA/Aa1

 TimberStar Trust 1, 5.668%, 10/15/36 (144A)

 4,842,342

 1,435,000

 AA/Aa3

 TimberStar Trust 1, 5.7467%, 10/15/36 (144A)

 1,546,248

 337,395

 NR/NR

 VOLT XV LLC, 3.22162%, 5/27/53 (Step) (144A)

 331,490

 1,044,128

 NR/NR

 VOLT XXIII LLC, 3.625%, 11/25/53 (Step)

 1,044,128

 3,787,250

 AAA/Aaa

 Wachovia Bank Commercial Mortgage Trust Series 2004-C15, 4.803%, 10/15/41

 3,843,263

 165,347

 2.02

 NR/Ba3

 WaMu Mortgage Pass-Through Certificates Series 2002-AR2 Trust, Floating Rate Note, 2/27/34

 160,681

 2,536,464

 2.44

 A+/Baa1

 WaMu Mortgage Pass-Through Certificates Series 2003-AR6 Trust, Floating Rate Note, 6/25/33

 2,571,779

 131,281

 2.41

 A+/Ba1

 WaMu Mortgage Pass-Through Certificates Series 2004-AR9 Trust, Floating Rate Note, 8/25/34

 131,530

 2,212,376

 2.41

 BBB/NR

 WaMu Mortgage Pass-Through Certificates Series 2005-AR3 Trust, Floating Rate Note, 3/25/35

 2,218,100

 3,585,314

 2.40

 BBB+/NR

 WaMu Mortgage Pass-Through Certificates, Floating Rate Note, 1/25/35

 3,601,749

 1,233,457

 0.56

 AA+/A1

 Wells Fargo Alternative Loan 2005-2 Trust, Floating Rate Note, 10/25/35

 1,219,154

 1,927,000

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust 2012-LC5, 3.539%, 10/15/45

 1,912,977

 3,017,473

 NR/Aaa

 Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)

 3,151,346

 1,800,000

 AAA/NR

 Wells Fargo Commercial Mortgage Trust, Floating Rate Note, 2/15/27 (144A)

 1,800,000

 666,669

 2.49

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 676,991

 280,564

 2.55

 A+/Baa3

 Wells Fargo Mortgage Backed Securities 2003-L Trust, Floating Rate Note, 11/25/33

 274,208

 1,008,184

 2.62

 A+/Ba1

 Wells Fargo Mortgage Backed Securities 2004-K Trust, Floating Rate Note, 7/25/34

 1,021,900

 385,988

 2.62

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2004-V Trust, Floating Rate Note, 10/25/34

 397,031

 311,410

 AA+/Baa1

 Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36

 323,954

 1,179,806

 4.92

 BBB+/Ba3

 Wells Fargo Mortgage Backed Securities Trust, Floating Rate Note, 8/25/34

 1,208,619

 350,000

 5.39

 NR/A2

 WF-RBS Commercial Mortgage Trust 2011-C2, Floating Rate Note, 2/15/44 (144A)

 379,675

 TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS

 (Cost $304,756,076)

 $

 309,007,748

 CORPORATE BONDS - 34.8%

 Energy - 3.6%

 Oil & Gas Drilling - 0.3%

 1,025,000

 BBB+/Baa1

 Pride International, Inc., 6.875%, 8/15/20

 $

 1,223,629

 4,460,000

 BBB-/Baa3

 Rowan Companies, Inc., 4.75%, 1/15/24

 4,512,994

 $

 5,736,623

 Oil & Gas Equipment & Services - 0.3%

 1,300,000

 A/A2

 Halliburton Co., 7.6%, 8/15/96 (144A)

 $

 1,854,375

 125,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42

 134,680

 2,815,000

 BBB-/Baa2

 Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19

 3,654,385

 $

 5,643,440

 Oil & Gas Exploration & Production - 0.8%

 2,230,000

 BBB+/Baa1

 Canadian Natural Resources, Ltd., 6.5%, 2/15/37

 $

 2,718,673

 1,800,000

 B/B2

 EP Energy LLC, 9.375%, 5/1/20

 2,081,250

 901,000

 BBB/Baa1

 Marathon Oil Corp., 5.9%, 3/15/18

 1,028,963

 1,400,000

 BBB-/Ba1

 Newfield Exploration Co., 5.625%, 7/1/24

 1,452,500

 719,040

 A/Aa3

 Ras Laffan Liquefied Natural Gas Co., Ltd. III, 5.832%, 9/30/16 (144A)

 765,778

 1,000,000

 BBB/Baa1

 Rosneft Finance SA, 6.625%, 3/20/17 (144A)

 1,071,250

 2,080,000

 BBB/Baa1

 Rosneft Finance SA, 7.5%, 7/18/16 (144A)

 2,254,200

 1,000,000

 BBB/Baa1

 Rosneft Finance SA, 7.875%, 3/13/18 (144A)

 1,117,500

 $

 12,490,114

 Oil & Gas Refining & Marketing - 0.4%

 2,475,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.2%, 4/15/18

 $

 2,820,005

 2,890,000

 BBB/Baa2

 Valero Energy Corp., 9.375%, 3/15/19

 3,760,757

 $

 6,580,762

 Oil & Gas Storage & Transportation - 1.8%

 2,900,000

 BBB-/Baa2

 DCP Midstream LLC, 9.75%, 3/15/19 (144A)

 $

 3,697,190

 3,950,000

 5.85

 BB/Baa3

 DCP Midstream LLC, Floating Rate Note, 5/21/43 (144A)

 3,713,000

 1,200,000

 3.26

 BB/Ba1

 Energy Transfer Partners LP, Floating Rate Note, 11/1/66

 1,098,000

 5,310,000

 BBB+/Baa1

 Enterprise Products Operating LLC, 3.9%, 2/15/24

 5,337,755

 3,250,000

 BBB/Baa2

 Kinder Morgan Energy Partners LP, 5.95%, 2/15/18

 3,682,315

 1,500,000

 BBB-/Baa2

 Spectra Energy Capital LLC, 6.75%, 7/15/18

 1,708,797

 1,500,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 4.25%, 4/1/24

 1,496,610

 2,200,000

 BBB-/Baa3

 Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42

 2,408,250

 2,475,000

 BBB-/Baa3

 The Williams Companies, Inc., 7.75%, 6/15/31

 2,776,752

 3,605,000

 BBB/Baa2

 Williams Partners LP, 4.3%, 3/4/24

 3,620,985

 $

 29,539,654

 Total Energy

 $

 59,990,593

 Materials - 1.3%

 Diversified Chemicals - 0.3%

 4,845,000

 BBB-/Baa2

 CF Industries, Inc., 5.15%, 3/15/34

 $

 4,981,639

 980,000

 BBB/Baa2

 Eastman Chemical Co., 4.8%, 9/1/42

 967,079

 $

 5,948,718

 Construction Materials - 0.3%

 3,328,000

 B+/NR

 Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)

 $

 3,860,480

 475,000

 BBB/Baa2

 Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)

 540,715

 $

 4,401,195

 Diversified Metals & Mining - 0.5%

 2,335,000

 BB+/Baa3

 AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20

 $

 2,328,343

 1,850,000

 BBB/Baa3

 Freeport-McMoRan Copper & Gold, Inc., 3.875%, 3/15/23

 1,768,920

 5,000,000

 BB+/Ba1

 Gold Fields Orogen Holding BVI, Ltd., 4.875%, 10/7/20 (144A)

 4,325,000

 $

 8,422,263

 Gold - 0.1%

 1,650,000

 BBB+/Baa2

 Goldcorp, Inc., 3.7%, 3/15/23

 $

 1,555,417

 Steel - 0.1%

 1,175,000

 BBB/Baa2

 Glencore Funding LLC, 4.125%, 5/30/23 (144A)

 $

 1,122,225

 Total Materials

 $

 21,449,818

 Capital Goods - 2.0%

 Aerospace & Defense - 0.1%

 2,250,000

 BB-/Ba3

 Bombardier, Inc., 4.25%, 1/15/16 (144A)

 $

 2,340,000

 Building Products - 0.5%

 825,000

 BBB-/Ba3

 Masco Corp., 5.95%, 3/15/22

 $

 895,125

 4,260,000

 BBB-/Ba3

 Masco Corp., 7.125%, 3/15/20

 4,920,300

 1,750,000

 5.75

 BBB+/Baa2

 Stanley Black & Decker, Inc., Floating Rate Note, 12/15/53

 1,876,875

 $

 7,692,300

 Industrial Conglomerates - 0.2%

 2,950,000

 A-/Baa1

 Tyco Electronics Group SA, 6.55%, 10/1/17

 $

 3,411,309

 Construction & Farm Machinery & Heavy Trucks - 0.3%

 3,200,000

 A/A3

 Cummins, Inc., 5.65%, 3/1/98

 $

 3,318,339

 910,000

 A/A3

 Cummins, Inc., 6.75%, 2/15/27

 1,086,141

 $

 4,404,480

 Industrial Machinery - 0.1%

 1,810,000

 BBB/Baa2

 Valmont Industries, Inc., 6.625%, 4/20/20

 $

 2,101,761

 Trading Companies & Distributors - 0.8%

 3,525,000

 BB+/NR

 Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)

 $

 3,888,960

 2,260,000

 BBB/Baa2

 GATX Corp., 5.2%, 3/15/44

 2,323,468

 5,660,000

 BBB/Baa2

 GATX Corp., 6.0%, 2/15/18

 6,405,371

 $

 12,617,799

 Total Capital Goods

 $

 32,567,649

 Transportation - 0.1%

 Airlines - 0.1%

 1,500,000

 A-/Baa1

 US Airways 2013-1 Class A Pass Through Trust, 3.95%, 5/15/27

 $

 1,511,250

 Trucking - 0.0% †

 529,000

 BBB-/Baa2

 Asciano Finance, Ltd., 4.625%, 9/23/20 (144A)

 $

 546,723

 Total Transportation

 $

 2,057,973

 Automobiles & Components - 0.4%

 Auto Parts & Equipment - 0.3%

 5,400,000

 BBB-/Baa3

 Delphi Corp., 4.15%, 3/15/24

 $

 5,393,482

 Automobile Manufacturers - 0.1%

 655,000

 BBB+/Baa1

 Hyundai Motor Manufacturing Czech s.r.o., 4.5%, 4/15/15 (144A)

 $

 678,169

 790,000

 BBB+/A3

 Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)

 815,478

 $

 1,493,647

 Total Automobiles & Components

 $

 6,887,129

 Consumer Durables & Apparel - 0.0% †

 Home Furnishings - 0.0% †

 800,000

 BBB/Baa3

 Mohawk Industries, Inc., 3.85%, 2/1/23

 $

 786,000

 Total Consumer Durables & Apparel

 $

 786,000

 Consumer Services - 0.6%

 Casinos & Gaming - 0.2%

 1,010,000

 BBB-/Ba1

 GLP Capital LP, 4.375%, 11/1/18 (144A)

 $

 1,036,512

 1,885,000

 BBB-/Ba1

 GLP Capital LP, 4.875%, 11/1/20 (144A)

 1,934,481

 $

 2,970,993

 Education Services - 0.4%

 1,000,000

 NR/Aa2

 Bowdoin College, 4.693%, 7/1/12

 $

 905,474

 2,600,000

 AAA/Aaa

 President and Fellows of Harvard College, 2.3%, 10/1/23

 2,374,676

 3,550,000

 AA-/Aa2

 Tufts University, 5.017%, 4/15/12

 3,488,461

 $

 6,768,611

 Total Consumer Services

 $

 9,739,604

 Media - 0.2%

 Movies & Entertainment - 0.2%

 3,200,000

 BBB/Baa2

 Viacom, Inc., 5.25%, 4/1/44

 $

 3,269,581

 Total Media

 $

 3,269,581

 Retailing - 0.1%

 Internet Retail - 0.1%

 800,000

 BBB-/Ba1

 Expedia, Inc., 5.95%, 8/15/20

 $

 885,383

 Total Retailing

 $

 885,383

 Food & Staples Retailing - 0.1%

 Drug Retail - 0.1%

 698,882

 BBB+/Baa1

 CVS Pass-Through Trust, 5.298%, 1/11/27 (144A)

 $

 767,150

 1,433,013

 BBB+/Baa1

 CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)

 1,562,667

 $

 2,329,817

 Total Food & Staples Retailing

 $

 2,329,817

 Food, Beverage & Tobacco - 0.8%

 Agricultural Products - 0.3%

 5,175,000

 BBB/Baa2

 Viterra, Inc., 5.95%, 8/1/20 (144A)

 $

 5,688,143

 Packaged Foods & Meats - 0.4%

 3,240,000

 BBB/Baa2

 Kraft Foods Group, Inc., 3.5%, 6/6/22

 $

 3,259,531

 2,581,000

 BBB-/Baa1

 Mondelez International, Inc., 6.5%, 2/9/40

 3,246,402

 $

 6,505,933

 Tobacco - 0.1%

 1,050,000

 BBB-/Baa2

 Lorillard Tobacco Co., 3.75%, 5/20/23

 $

 989,689

 Total Food, Beverage & Tobacco

 $

 13,183,765

 Household & Personal Products - 0.2%

 Personal Products - 0.2%

 3,720,000

 BBB-/Baa3

 Avon Products, Inc., 5.0%, 3/15/23

 $

 3,726,711

 Total Household & Personal Products

 $

 3,726,711

 Health Care Equipment & Services - 0.3%

 Health Care Services - 0.2%

 2,600,000

 A+/A1

 Catholic Health Initiatives, 4.35%, 11/1/42

 $

 2,378,979

 Health Care Facilities - 0.1%

 2,400,000

 A-/A3

 NYU Hospitals Center, 4.428%, 7/1/42

 $

 2,174,474

 Total Health Care Equipment & Services

 $

 4,553,453

 Pharmaceuticals, Biotechnology & Life Sciences - 0.4%

 Life Sciences Tools & Services - 0.4%

 5,366,000

 BBB+/Baa2

 Agilent Technologies, Inc., 6.5%, 11/1/17

 $

 6,169,795

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 6,169,795

 Banks - 4.7%

 Diversified Banks - 2.4%

 1,865,000

 BBB+/A3

 Australia & New Zealand Banking Group, Ltd., 4.5%, 3/19/24 (144A)

 $

 1,859,871

 3,515,000

 BBB/Baa3

 Barclays Bank Plc, 6.05%, 12/4/17 (144A)

 3,939,422

 3,815,000

 NR/Baa2

 BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)

 4,124,969

 3,435,000

 AA-/Aa2

 Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22

 3,557,368

 625,000

 A+/Aa3

 Export-Import Bank of Korea, 5.875%, 1/14/15

 649,824

 1,305,000

 A/A2

 HSBC Bank Plc, 7.65%, 5/1/25

 1,635,152

 3,940,000

 A-/A3

 HSBC Holdings Plc, 4.25%, 3/14/24

 3,944,850

 1,855,000

 A+/Aa3

 Industrial Bank of Korea, 7.125%, 4/23/14 (144A)

 1,861,468

 3,476,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 3.625%, 8/12/15 (144A)

 3,566,341

 1,400,000

 BBB/Baa2

 Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)

 1,578,885

 840,000

 BBB/Baa2

 Macquarie Bank, Ltd., 6.625%, 4/7/21 (144A)

 950,383

 4,500,000

 A/Baa1

 Nordea Bank AB, 4.25%, 9/21/22 (144A)

 4,539,992

 1,263,158

 2.98

 A/NR

 SBP DPR Finance Co., Floating Rate Note, 3/15/17 (144A)

 1,259,845

 2,600,000

 4.50

 NR/Baa3

 Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)

 2,379,000

 2,200,000

 A/A2

 Standard Chartered Bank, 6.4%, 9/26/17 (144A)

 2,491,764

 1,300,000

 A-/A3

 Standard Chartered Plc, 3.95%, 1/11/23 (144A)

 1,241,815

 $

 39,580,949

 Regional Banks - 2.0%

 1,190,000

 A-/NR

 CoBank ACB, 7.875%, 4/16/18 (144A)

 $

 1,424,912

 3,350,000

 A/A2

 HSBC Bank USA NA New York NY, 6.0%, 8/9/17

 3,779,812

 3,960,000

 6.45

 BBB/Baa3

 M&T Bank Corp., Floating Rate Note (Perpetual)

 4,093,650

 2,505,000

 A/A2

 Mellon Funding Corp., 5.5%, 11/15/18

 2,827,003

 1,435,000

 A-/A3

 PNC Bank NA, 6.0%, 12/7/17

 1,646,916

 4,080,000

 BBB-/Baa2

 Santander Bank NA, 8.75%, 5/30/18

 4,865,400

 1,025,000

 BBB/Baa1

 SunTrust Banks, Inc., 3.5%, 1/20/17

 1,082,125

 6,273,000

 4.45

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 6,291,819

 1,170,000

 4.85

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,096,875

 1,320,000

 6.75

 BBB/Baa3

 The PNC Financial Services Group, Inc., Floating Rate Note (Perpetual)

 1,438,800

 3,520,000

 A+/A1

 Wachovia Bank NA, 6.0%, 11/15/17

 4,055,519

 $

 32,602,831

 Thrifts & Mortgage Finance - 0.3%

 2,300,000

 BBB-/Baa2

 Astoria Financial Corp., 5.0%, 6/19/17

 $

 2,478,482

 2,000,000

 BBB/Baa2

 Santander Holdings USA, Inc. Pennsylvania, 3.0%, 9/24/15

 2,059,642

 $

 4,538,124

 Total Banks

 $

 76,721,904

 Diversified Financials - 5.9%

 Other Diversified Financial Services - 2.4%

 3,000,000

 BBB+/Baa2

 Alterra Finance LLC, 6.25%, 9/30/20

 $

 3,437,604

 1,100,000

 BBB+/Baa3

 Bank of America Corp., 7.75%, 8/15/15

 1,195,615

 5,930,000

 A-/NR

 Carlyle Holdings II Finance LLC, 5.625%, 3/30/43 (144A)

 6,327,405

 2,000,000

 5.95

 BB+/Ba3

 Citigroup, Inc., Floating Rate Note (Perpetual)

 1,955,000

 1,340,000

 BBB/Baa3

 EnLink Midstream Partners LP, 4.4%, 4/1/24

 1,366,161

 4,860,000

 AA/A2

 General Electric Capital Corp., 5.3%, 2/11/21

 5,466,275

 1,800,000

 7.12

 AA-/Baa1

 General Electric Capital Corp., Floating Rate Note (Perpetual)

 2,052,000

 2,575,000

 A/A3

 JPMorgan Chase & Co., 6.0%, 1/15/18

 2,955,361

 1,890,000

 6.12

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 12/29/49

 1,860,338

 2,325,000

 5.15

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note (Perpetual)

 2,179,688

 4,015,000

 6.75

 BBB/Ba1

 JPMorgan Chase & Co., Floating Rate Note, 8/29/49

 4,225,788

 5,025,000

 A/NR

 KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)

 5,242,165

 1,250,000

 0.00

 BBB/NR

 Tiers Trust, Floating Rate Note, 10/15/97 (144A) (e)

 875,682

 $

 39,139,082

 Specialized Finance - 0.6%

 3,200,000

 BBB+/Baa1

 BM&FBovespa SA, 5.5%, 7/16/20 (144A)

 $

 3,400,000

 2,980,000

 BBB-/NR

 Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)

 3,150,456

 1,475,000

 BBB+/Baa2

 LeasePlan Corp. NV, 2.5%, 5/16/18 (144A)

 1,464,601

 2,000,000

 A+/A1

 National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18

 2,271,856

 $

 10,286,913

 Consumer Finance - 0.5%

 1,465,000

 BBB/Baa1

 Capital One Bank USA NA, 8.8%, 7/15/19

 $

 1,880,373

 2,245,000

 BBB+/Baa1

 Hyundai Capital America, 1.45%, 2/6/17 (144A)

 2,233,261

 3,155,000

 4.00

 BBB-/Ba1

 SLM Corp., Floating Rate Note, 7/25/14

 3,156,167

 $

 7,269,801

 Asset Management & Custody Banks - 1.0%

 2,525,000

 BBB/NR

 Affiliated Managers Group, Inc., 4.25%, 2/15/24

 $

 2,540,185

 1,400,000

 A+/NR

 Blackstone Holdings Finance Co. LLC, 4.75%, 2/15/23 (144A)

 1,485,791

 733,000

 A-/A3

 Eaton Vance Corp., 6.5%, 10/2/17

 847,135

 4,050,000

 BBB-/Baa3

 Janus Capital Group, Inc., 6.7%, 6/15/17

 4,572,616

 4,290,000

 BBB/Baa1

 Legg Mason, Inc., 5.625%, 1/15/44

 4,402,188

 2,000,000

 A/A2

 The Bank of New York Mellon Corp., 4.95%, 3/15/15

 2,086,084

 1,250,000

 4.50

 BBB/Baa2

 The Bank of New York Mellon Corp., Floating Rate Note (Perpetual)

 1,137,500

 $

 17,071,499

 Investment Banking & Brokerage - 1.4%

 2,730,000

 BBB/A3

 Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)

 $

 3,027,597

 4,350,000

 BBB+/Baa3

 Merrill Lynch & Co., Inc., 7.75%, 5/14/38

 5,736,006

 5,100,000

 BBB+/Baa3

 Morgan Stanley, 4.1%, 5/22/23

 5,048,301

 300,000

 BBB+/Baa3

 Morgan Stanley, 4.875%, 11/1/22

 315,235

 3,125,000

 A-/Baa2

 Morgan Stanley, 5.5%, 1/26/20

 3,524,334

 1,600,000

 NR/Aa1

 North American Development Bank, 2.3%, 10/10/18

 1,581,152

 2,000,000

 A-/Baa1

 The Goldman Sachs Group, Inc., 5.5%, 11/15/14

 2,061,948

 1,450,000

 BBB-/NR

 UBS AG, 7.625%, 8/17/22

 1,700,685

 $

 22,995,258

 Diversified Capital Markets - 0.0% †

 300,000

 7.50

 BB-/NR

 Credit Suisse Group AG, Floating Rate Note (Perpetual) (144A)

 $

 325,875

 Total Diversified Financials

 $

 97,088,428

 Insurance - 7.2%

 Life & Health Insurance - 1.7%

 1,850,000

 BBB+/NR

 Delphi Financial Group, Inc., 7.875%, 1/31/20

 $

 2,178,932

 1,690,000

 A-/Baa1

 Lincoln National Corp., 8.75%, 7/1/19

 2,178,941

 4,200,000

 BBB/Baa2

 MetLife, Inc., 10.75%, 8/1/69

 6,363,000

 4,250,000

 A-/Baa2

 Protective Life Corp., 7.375%, 10/15/19

 5,159,670

 1,090,000

 A/Baa1

 Prudential Financial, Inc., 4.5%, 11/16/21

 1,183,234

 1,500,000

 5.62

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/43

 1,530,000

 2,140,000

 8.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 6/15/68

 2,621,500

 1,800,000

 5.88

 BBB+/Baa2

 Prudential Financial, Inc., Floating Rate Note, 9/15/42

 1,878,750

 3,205,000

 AA-/Aa2

 Teachers Insurance & Annuity Association of America, 6.85%, 12/16/39 (144A)

 4,205,710

 1,080,000

 BBB/Baa2

 Unum Group, 5.75%, 8/15/42

 1,200,947

 $

 28,500,684

 Multi-line Insurance - 0.8%

 3,900,000

 BBB+/Baa2

 Assurant, Inc., 4.0%, 3/15/23

 $

 3,843,840

 2,335,000

 BBB/A3

 AXA SA, 8.6%, 12/15/30

 3,012,150

 3,035,000

 BBB-/Baa2

 Liberty Mutual Group, Inc., 7.3%, 6/15/14 (144A)

 3,072,525

 2,650,000

 A+/A2

 Loews Corp., 5.25%, 3/15/16

 2,868,548

 $

 12,797,063

 Property & Casualty Insurance - 1.0%

 1,200,000

 BBB-/Baa3

 Fidelity National Financial, Inc., 5.5%, 9/1/22

 $

 1,277,641

 1,350,000

 NR/Baa3

 First American Financial Corp., 4.3%, 2/1/23

 1,323,269

 1,000,000

 BBB-/Baa2

 OneBeacon US Holdings, Inc., 4.6%, 11/9/22

 1,000,353

 1,100,000

 A-/Baa2

 QBE Insurance Group, Ltd., 2.4%, 5/1/18 (144A)

 1,075,596

 5,455,000

 6.50

 BBB/Baa1

 The Allstate Corp., Floating Rate Note, 5/15/57

 5,788,300

 700,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.5%, 3/1/20

 832,612

 1,952,000

 BBB-/Baa3

 The Hanover Insurance Group, Inc., 7.625%, 10/15/25

 2,354,071

 2,000,000

 A/A2

 The Travelers Companies, Inc., 6.25%, 6/15/37

 2,495,250

 $

 16,147,092

 Reinsurance - 3.7%

 1,800,000

 6.38

 NR/NR

 Aquarius + Investments Plc for Swiss Reinsurance Co., Ltd., Floating Rate Note, 9/1/24

 $

 1,908,000

 1,800,000

 4.25

 BB+/NR

 Armor Re, Ltd., Floating Rate Note, 5/14/14 (Cat Bond) (144A)

 1,805,580

 500,000

 3.44

 BB/NR

 Atlas IX Capital, Ltd., Floating Rate Note, 1/17/19 (Cat Bond) (144A)

 511,600

 250,000

 8.12

 BB-/NR

 Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)

 263,250

 500,000

 4.30

 BB+/NR

 Blue Danube II, Ltd., Floating Rate Note, 5/23/16 (Cat Bond) (144A)

 508,400

 250,000

 6.24

 BB+/NR

 Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)

 257,175

 350,000

 2.55

 BB+/NR

 Bosphorus 1 Re, Ltd., Floating Rate Note, 5/3/16 (Cat Bond) (144A)

 350,175

 1,250,000

 5.31

 BB-/NR

 Caelus Re, Ltd., Floating Rate Note, 3/7/16 (Cat Bond) (144A)

 1,270,125

 1,100,000

 6.91

 NR/NR

 Caelus Re, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 1,153,240

 1,000,000

 4.74

 NR/Baa1

 Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)

 1,019,100

 300,000

 9.06

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 306,210

 950,000

 10.31

 BB-/NR

 Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 976,125

 250,000

 9.05

 BB/NR

 East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)

 269,650

 850,000

 6.70

 BB/NR

 East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)

 875,330

 250,000

 7.39

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/13/15 (Cat Bond) (144A)

 256,575

 500,000

 6.68

 BB-/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 2/4/16 (Cat Bond) (144A)

 505,000

 650,000

 5.24

 BB+/NR

 Embarcadero Reinsurance, Ltd., Floating Rate Note, 8/7/15 (Cat Bond) (144A)

 669,175

 4,475,000

 17.77

 B+/NR

 Everglades Re, Ltd., Floating Rate Note, 4/30/14 (Cat Bond) (144A)

 4,529,595

 1,050,000

 5.03

 BB+/NR

 Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond) (144A)

 1,068,270

 1,200,000

 7.44

 NR/NR

 Galileo Re, Ltd., Floating Rate Note, 1/9/19 (Cat Bond) (144A)

 1,247,880

 900,000

 4.05

 BB+/NR

 Ibis Re II, Ltd., Floating Rate Note, 6/28/16 (Cat Bond) (144A)

 918,180

 1,500,000

 6.94

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)

 1,504,350

 2,100,000

 7.64

 BB-/NR

 Johnston Re, Ltd., Floating Rate Note, 5/8/14 (Cat Bond) (144A)

 2,107,560

 1,004,000

 0.00

 NR/NR

 KANE-PI5, Floating Rate Note, 7/18/16

 1,021,972

 250,000

 NR/NR

 Loma Reinsurance, Ltd. Bermuda, Floating Rate Note, 1/8/18 (Cat Bond) (144A)

 260,000

 1,200,000

 4.05

 BB/NR

 Longpoint Re, Ltd. III, Floating Rate Note, 5/18/16 (Cat Bond) (144A)

 1,222,800

 1,000,000

 NR/NR

 Merna Reinsurance V, Ltd., Floating Rate Note, 4/7/17 (Cat Bond) (144A)

 999,700

 2,650,000

 BBB/NR

 Montpelier Re Holdings, Ltd., 4.7%, 10/15/22

 2,688,224

 650,000

 9.06

 BB/NR

 Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)

 677,040

 750,000

 8.74

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 790,200

 500,000

 8.24

 NR/Ba3

 Mythen Re, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)

 528,600

 500,000

 8.55

 B+/NR

 Mythen Re, Ltd., Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)

 532,200

 5,048,000

 BBB/NR

 Platinum Underwriters Finance, Inc., 7.5%, 6/1/17

 5,706,915

 750,000

 7.56

 CC/NR

 Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)

 750,525

 500,000

 7.56

 BB-/NR

 Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 515,700

 250,000

 10.58

 B/NR

 Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)

 263,500

 900,000

 8.65

 B/NR

 Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)

 951,750

 725,000

 8.80

 B+/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 767,050

 650,000

 9.06

 BB-/NR

 Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)

 683,800

 2,800,000

 4.55

 BB+/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)

 2,900,520

 275,000

 10.05

 BB-/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 304,645

 800,000

 8.05

 BB/NR

 Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)

 882,320

 250,000

 9.30

 B-/NR

 Residential Reinsurance 2013, Ltd., Floating Rate Note, 6/6/17 (Cat Bond) (144A)

 260,925

 1,250,000

 4.06

 BB/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,265,125

 1,200,000

 3.56

 BB+/NR

 Sanders Re, Ltd., Floating Rate Note, 5/5/17 (Cat Bond) (144A)

 1,211,520

 250,000

 NR/NR

 Silverton Re, Ltd., 0.0%, 9/16/16 (Cat Bond) (144A)

 259,600

 3,600,000

 BBB/Baa3

 Sirius International Group, Ltd., 6.375%, 3/20/17 (144A)

 4,020,271

 2,110,000

 7.51

 BB+/Ba2

 Sirius International Group, Ltd., Floating Rate Note (Perpetual) (144A)

 2,215,129

 250,000

 11.28

 B-/NR

 Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)

 267,975

 300,000

 8.53

 B+/NR

 Tar Heel Re, Ltd., Floating Rate Note, 5/9/16 (Cat Bond) (144A)

 323,250

 250,000

 6.25

 NR/NR

 Tradewynd Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)

 251,325

 1,500,000

 0.04

 BBB-/NR

 Vita Capital V, Ltd., Floating Rate Note, 1/15/17 (Cat Bond) (144A)

 1,524,900

 500,000

 2.81

 BBB+/NR

 Vitality Re IV, Ltd., Floating Rate Note, 1/9/17 (Cat Bond) (144A)

 512,950

 500,000

 BBB+/NR

 Vitality Re V, Ltd., Floating Rate Note, 1/7/19 (Cat Bond) (144A)

 500,000

 1,400,000

 5.88

 NR/NR

 Wilton Re Finance LLC, Floating Rate Note, 3/30/33 (144A)

 1,393,000

 $

 60,733,976

 Total Insurance

 $

 118,178,815

 Real Estate - 2.3%

 Diversified REIT - 0.4%

 725,000

 BBB/Baa2

 Digital Realty Trust LP, 5.875%, 2/1/20

 $

 793,755

 1,050,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.0%, 3/22/22 (144A)

 1,156,997

 3,455,000

 BBB/Baa2

 Goodman Funding Pty, Ltd., 6.375%, 4/15/21 (144A)

 3,905,238

 $

 5,855,990

 Industrial REIT - 0.1%

 1,475,000

 BBB-/Baa2

 DCT Industrial Operating Partnership LP, 4.5%, 10/15/23 (144A)

 $

 1,470,870

 Office REIT - 0.6%

 1,093,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 3.9%, 6/15/23

 $

 1,055,626

 2,670,000

 BBB-/Baa2

 Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22

 2,758,930

 900,000

 BBB-/Baa3

 BioMed Realty LP, 4.25%, 7/15/22

 892,240

 1,500,000

 BBB-/Baa3

 Corporate Office Properties LP, 3.6%, 5/15/23

 1,386,690

 2,100,000

 BBB/Baa2

 Highwoods Realty LP, 3.625%, 1/15/23

 1,987,616

 2,550,000

 BBB/Baa2

 Piedmont Operating Partnership LP, 3.4%, 6/1/23

 2,362,175

 $

 10,443,277

 Healthcare REIT - 0.2%

 3,945,000

 BBB-/Ba1

 Omega Healthcare Investors, Inc., 4.95%, 4/1/24 (144A)

 $

 3,861,263

 Retail REIT - 0.2%

 575,000

 BBB-/Baa2

 DDR Corp., 4.625%, 7/15/22

 $

 602,520

 2,905,000

 BBB-/Baa2

 DDR Corp., 7.5%, 4/1/17

 3,363,577

 $

 3,966,097

 Specialized REIT - 0.7%

 730,000

 BBB-/Baa3

 CubeSmart LP, 4.8%, 7/15/22

 $

 773,152

 1,000,000

 BBB/Baa2

 Health Care Real Estate Investment Trust, Inc., 4.5%, 1/15/24

 1,029,897

 2,425,000

 BBB-/Baa3

 Healthcare Realty Trust, Inc., 6.5%, 1/17/17

 2,736,489

 1,985,000

 BBB-/Baa2

 Hospitality Properties Trust, 5.0%, 8/15/22

 2,064,122

 4,285,000

 BBB-/Baa3

 Senior Housing Properties Trust, 6.75%, 4/15/20

 4,843,905

 $

 11,447,565

 Diversified Real Estate Activities - 0.1%

 1,715,000

 BBB-/Baa2

 WP Carey, Inc., 4.60%, 4/1/24

 $

 1,714,314

 Total Real Estate

 $

 38,759,376

 Software & Services - 0.1%

 Data Processing & Outsourced Services - 0.0% †

 447,000

 B-/Caa1

 First Data Corp., 8.25%, 1/15/21 (144A)

 $

 484,995

 Home Entertainment Software - 0.1%

 650,000

 BB+/Ba2

 Activision Blizzard, Inc., 6.125%, 9/15/23 (144A)

 $

 707,688

 Total Software & Services

 $

 1,192,683

 Technology Hardware & Equipment - 0.3%

 Communications Equipment - 0.2%

 3,485,000

 AA-/A1

 Cisco Systems, Inc., 3.625%, 3/4/24

 $

 3,514,058

 Computer Hardware - 0.1%

 2,100,000

 BB/Ba3

 NCR Corp., 4.625%, 2/15/21

 $

 2,110,500

 Total Technology Hardware & Equipment

 $

 5,624,558

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,100,000

 BBB/Baa1

 KLA-Tencor Corp., 6.9%, 5/1/18

 $

 3,634,595

 Total Semiconductors & Semiconductor Equipment

 $

 3,634,595

 Telecommunication Services - 1.2%

 Integrated Telecommunication Services - 1.1%

 469,000

 B/B3

 Cincinnati Bell, Inc., 8.375%, 10/15/20

 $

 513,555

 3,355,000

 NR/A2

 GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)

 3,554,579

 789,458

 NR/NR

 GTP Cellular Sites LLC, 3.721%, 3/15/17 (144A)

 827,533

 3,950,000

 NR/A2

 GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)

 4,038,417

 2,750,000

 BBB/Baa2

 Telefonica Emisiones SAU, 6.221%, 7/3/17

 3,110,712

 1,500,000

 NR/NR

 Unison Ground Lease Funding LLC, 2.981%, 3/15/20 (144A)

 1,436,724

 3,460,000

 BBB+/Baa1

 Verizon Communications, Inc., 6.55%, 9/15/43

 4,210,595

 $

 17,692,115

 Wireless Telecommunication Services - 0.1%

 1,625,000

 NR/A2

 Crown Castle Towers LLC, 6.113%, 1/15/20 (144A)

 $

 1,862,752

 Total Telecommunication Services

 $

 19,554,867

 Utilities - 2.8%

 Electric Utilities - 1.8%

 980,000

 A-/A2

 Commonwealth Edison Co., 6.15%, 9/15/17

 $

 1,127,335

 601,960

 BBB-/Baa3

 Crockett Cogeneration LP, 5.869%, 3/30/25 (144A)

 638,989

 5,400,000

 5.25

 BBB+/A3

 Electricite de France SA, Floating Rate Note (Perpetual) (144A)

 5,408,100

 4,250,000

 A+/Aa3

 Electricite de France, 6.0%, 1/22/14 (144A)

 4,459,933

 3,365,000

 BBB/Baa2

 Enel Finance International NV, 5.125%, 10/7/19 (144A)

 3,689,285

 2,320,000

 8.75

 BB+/Ba1

 Enel S.p.A., Floating Rate Note, 9/24/73 (144A)

 2,603,272

 716,928

 BB/Baa3

 FPL Energy American Wind LLC, 6.639%, 6/20/23 (144A)

 727,361

 132,661

 B-/Ba2

 FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)

 130,008

 1,925,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 7.25%, 1/15/19 (144A)

 2,148,781

 610,000

 BB+/Baa3

 Israel Electric Corp., Ltd., 9.375%, 1/28/20 (144A)

 749,538

 910,000

 A/A2

 Nevada Power Co., 6.5%, 8/1/18

 1,076,791

 693,649

 NR/NR

 Orcal Geothermal, Inc., 6.21%, 12/30/20 (144A)

 679,776

 2,690,000

 BBB/Baa2

 Public Service Co. of New Mexico, 7.95%, 5/15/18

 3,207,494

 2,200,000

 6.25

 BBB-/Baa1

 Southern California Edison Co., Floating Rate Note (Perpetual)

 2,343,000

 $

 28,989,663

 Gas Utilities - 0.3%

 2,125,000

 BBB-/Baa3

 DCP Midstream Operating LP, 5.6%, 4/1/44

 $

 2,218,090

 2,268,725

 A+/A1

 Nakilat, Inc., 6.267%, 12/31/33 (144A)

 2,450,222

 $

 4,668,312

 Multi-Utilities - 0.3%

 5,055,000

 BBB+/A3

 New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)

 $

 5,556,547

 302,057

 NR/NR

 Ormat Funding Corp., 8.25%, 12/30/20

 291,485

 $

 5,848,032

 Independent Power Producers & Energy Traders - 0.4%

 595,619

 BBB-/NR

 Alta Wind Holdings LLC, 7.0%, 6/30/35 (144A)

 $

 652,695

 2,024,731

 BBB-/Baa3

 Kiowa Power Partners LLC, 5.737%, 3/30/21 (144A)

 2,152,842

 1,016,000

 BB+/Ba1

 NSG Holdings LLC, 7.75%, 12/15/25 (144A)

 1,084,580

 2,291,212

 BBB-/Baa3

 Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)

 2,463,002

 $

 6,353,119

 Total Utilities

 $

 45,859,126

 TOTAL CORPORATE BONDS

 (Cost $536,952,688)

 $

 574,211,623

 U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 20.7%

 15,000,000

 AAA/Aaa

 Fannie Mae Pool, 4.5%, 4/1/44

 $

 16,000,782

 7,400,000

 AAA/Aaa

 Fannie Mae Pool, 5.0%, 5/25/42

 8,067,735

 2,205,795

 AAA/Aaa

 Fannie Mae, 3.0%, 12/1/42

 2,132,053

 23,099,871

 AAA/Aaa

 Fannie Mae, 3.0%, 8/1/42

 22,324,651

 7,301,084

 AAA/Aaa

 Fannie Mae, 3.0%, 9/1/42

 7,056,061

 360,648

 AAA/Aaa

 Fannie Mae, 3.5%, 11/1/42

 363,396

 2,500,000

 NR/NR

 Fannie Mae, 3.5%, 12/1/26

 2,622,593

 957,516

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 964,819

 903,497

 AAA/Aaa

 Fannie Mae, 3.5%, 12/1/42

 910,389

 5,000,000

 NR/NR

 Fannie Mae, 3.5%, 6/1/28

 5,245,267

 3,658,133

 AAA/Aaa

 Fannie Mae, 3.5%, 7/1/43

 3,682,880

 919,050

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 955,628

 865,863

 AAA/Aaa

 Fannie Mae, 4.0%, 1/1/42

 900,278

 270,416

 NR/NR

 Fannie Mae, 4.0%, 1/1/44

 281,099

 1,357,095

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/40

 1,416,730

 3,024,943

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/41

 3,145,285

 44,004

 AAA/Aaa

 Fannie Mae, 4.0%, 12/1/42

 45,749

 7,511,885

 NR/NR

 Fannie Mae, 4.0%, 12/1/43

 7,824,171

 13,135,026

 NR/NR

 Fannie Mae, 4.0%, 2/1/42

 13,653,638

 1,613,441

 AAA/Aaa

 Fannie Mae, 4.0%, 2/1/43

 1,677,427

 2,322,072

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/39

 2,413,463

 1,376,278

 NR/NR

 Fannie Mae, 4.0%, 4/1/41

 1,433,391

 758,364

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 788,487

 1,127,680

 AAA/Aaa

 Fannie Mae, 4.0%, 4/1/42

 1,172,460

 1,295,532

 AAA/Aaa

 Fannie Mae, 4.0%, 5/1/41

 1,346,908

 1,535,863

 AAA/Aaa

 Fannie Mae, 4.0%, 6/1/42

 1,596,217

 49,107

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/18

 51,924

 487,768

 AAA/Aaa

 Fannie Mae, 4.0%, 7/1/42

 506,979

 12,885,108

 AAA/Aaa

 Fannie Mae, 4.5%, 1/1/42

 13,751,865

 440,845

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 470,515

 349,018

 AAA/Aaa

 Fannie Mae, 4.5%, 10/1/35

 371,961

 585,476

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/20

 621,250

 3,570,642

 AAA/Aaa

 Fannie Mae, 4.5%, 11/1/40

 3,812,204

 795,672

 NR/NR

 Fannie Mae, 4.5%, 11/1/43

 853,343

 288,308

 NR/NR

 Fannie Mae, 4.5%, 11/1/43

 309,169

 1,774,868

 AAA/Aaa

 Fannie Mae, 4.5%, 12/1/41

 1,892,304

 882,977

 NR/NR

 Fannie Mae, 4.5%, 12/1/43

 947,052

 1,389,195

 AAA/Aaa

 Fannie Mae, 4.5%, 2/1/41

 1,483,070

 3,634,083

 NR/NR

 Fannie Mae, 4.5%, 4/1/41

 3,879,580

 206,650

 AAA/Aaa

 Fannie Mae, 4.5%, 5/1/41

 220,613

 2,857,151

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 3,049,463

 2,560,176

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 2,730,910

 447,053

 AAA/Aaa

 Fannie Mae, 4.5%, 7/1/41

 479,240

 1,727,096

 AAA/Aaa

 Fannie Mae, 4.5%, 8/1/40

 1,843,522

 490,527

 AAA/Aaa

 Fannie Mae, 5.0%, 1/1/20

 521,903

 580,778

 AAA/Aaa

 Fannie Mae, 5.0%, 10/1/20

 628,596

 20,297

 AAA/Aaa

 Fannie Mae, 5.0%, 12/1/17

 21,585

 85,736

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/20

 92,001

 31,089

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 33,533

 440,365

 AAA/Aaa

 Fannie Mae, 5.0%, 2/1/22

 474,946

 688,045

 AAA/Aaa

 Fannie Mae, 5.0%, 5/1/23

 741,393

 1,474,520

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 1,612,065

 1,457,241

 AAA/Aaa

 Fannie Mae, 5.0%, 6/1/40

 1,591,758

 1,843,787

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,009,850

 2,351,754

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 2,561,594

 1,233,000

 AAA/Aaa

 Fannie Mae, 5.0%, 7/1/40

 1,345,855

 295,315

 AAA/Aaa

 Fannie Mae, 5.5%, 12/1/17

 314,284

 132,995

 AAA/Aaa

 Fannie Mae, 5.5%, 2/1/18

 141,674

 319,492

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/25

 352,555

 574,578

 AAA/Aaa

 Fannie Mae, 5.5%, 3/1/36

 636,910

 521,336

 AAA/Aaa

 Fannie Mae, 5.5%, 5/1/36

 575,837

 59,625

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/33

 66,192

 474,742

 AAA/Aaa

 Fannie Mae, 5.5%, 6/1/36

 525,102

 74,790

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/23

 82,442

 197,852

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/33

 219,963

 1,319,240

 AAA/Aaa

 Fannie Mae, 5.5%, 7/1/34

 1,466,031

 101,015

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/17

 107,580

 488,501

 AAA/Aaa

 Fannie Mae, 5.5%, 9/1/19

 520,529

 1,224

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/29

 1,381

 6,021

 AAA/Aaa

 Fannie Mae, 6.0%, 1/1/32

 6,781

 101,234

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/32

 114,118

 29,145

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/34

 32,777

 178,685

 AAA/Aaa

 Fannie Mae, 6.0%, 10/1/35

 198,831

 47,719

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/33

 53,682

 21,942

 AAA/Aaa

 Fannie Mae, 6.0%, 11/1/34

 24,683

 697,018

 AAA/Aaa

 Fannie Mae, 6.0%, 12/1/35

 778,728

 43,990

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/32

 49,505

 30,358

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/33

 33,758

 8,049

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 9,052

 20,029

 AAA/Aaa

 Fannie Mae, 6.0%, 2/1/35

 22,501

 11,572

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/32

 13,046

 152,191

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 171,181

 17,407

 AAA/Aaa

 Fannie Mae, 6.0%, 3/1/33

 19,380

 177,920

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/33

 200,483

 377,614

 AAA/Aaa

 Fannie Mae, 6.0%, 4/1/35

 424,632

 103,431

 AAA/Aaa

 Fannie Mae, 6.0%, 5/1/35

 115,116

 24,804

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/16

 25,601

 538,430

 AAA/Aaa

 Fannie Mae, 6.0%, 6/1/38

 601,149

 234,117

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 261,687

 653,484

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/33

 727,172

 94,161

 AAA/Aaa

 Fannie Mae, 6.0%, 7/1/38

 104,706

 7,870

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/32

 8,855

 268,545

 AAA/Aaa

 Fannie Mae, 6.0%, 8/1/34

 301,951

 1,897

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/29

 2,140

 1,004

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/32

 1,120

 43,984

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 49,408

 106,239

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 119,383

 208,811

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 232,288

 20,974

 AAA/Aaa

 Fannie Mae, 6.0%, 9/1/34

 23,573

 263

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/15

 266

 3,946

 AAA/Aaa

 Fannie Mae, 6.5%, 1/1/31

 4,433

 12,831

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/31

 14,397

 124,681

 AAA/Aaa

 Fannie Mae, 6.5%, 10/1/32

 139,949

 311,125

 AAA/Aaa

 Fannie Mae, 6.5%, 11/1/37

 351,620

 143,543

 AAA/Aaa

 Fannie Mae, 6.5%, 12/1/31

 161,055

 7,900

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/32

 8,876

 28,221

 AAA/Aaa

 Fannie Mae, 6.5%, 2/1/33

 31,670

 84,282

 AAA/Aaa

 Fannie Mae, 6.5%, 3/1/32

 94,546

 3,983

 AAA/Aaa

 Fannie Mae, 6.5%, 4/1/31

 4,535

 18,313

 AAA/Aaa

 Fannie Mae, 6.5%, 5/1/31

 20,547

 102,804

 AAA/Aaa

 Fannie Mae, 6.5%, 6/1/31

 115,523

 9,782

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/29

 10,990

 47,282

 AAA/Aaa

 Fannie Mae, 6.5%, 7/1/34

 53,128

 9,718

 AAA/Aaa

 Fannie Mae, 6.5%, 8/1/31

 10,905

 12,631

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 14,176

 13,786

 AAA/Aaa

 Fannie Mae, 6.5%, 9/1/31

 15,715

 31,995

 AAA/Aaa

 Fannie Mae, 7.0%, 1/1/32

 37,100

 833

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 897

 8,909

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/30

 10,017

 27,200

 AAA/Aaa

 Fannie Mae, 7.0%, 12/1/31

 29,444

 12,440

 AAA/Aaa

 Fannie Mae, 7.0%, 4/1/31

 13,799

 6,439

 AAA/Aaa

 Fannie Mae, 7.0%, 7/1/21

 7,209

 20,762

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 24,001

 10,537

 AAA/Aaa

 Fannie Mae, 7.0%, 9/1/31

 11,083

 1,047

 AAA/Aaa

 Fannie Mae, 7.5%, 8/1/20

 1,138

 723

 AAA/Aaa

 Fannie Mae, 8.0%, 10/1/30

 867

 3,033

 AAA/Aaa

 Fannie Mae, 8.0%, 2/1/29

 3,428

 10,092

 AAA/Aaa

 Fannie Mae, 8.0%, 3/1/31

 11,755

 1,850

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/20

 2,032

 701

 AAA/Aaa

 Fannie Mae, 8.0%, 4/1/30

 810

 373

 AAA/Aaa

 Fannie Mae, 8.0%, 5/1/31

 425

 555

 AAA/Aaa

 Fannie Mae, 8.0%, 7/1/30

 639

 2,150,623

 NR/NR

 Federal Home Loan Mortgage Corp., 3.5%, 11/1/28

 2,260,738

 4,220,635

 NR/NR

 Federal Home Loan Mortgage Corp., 4.0%, 1/1/44

 4,380,384

 585,080

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 10/1/20

 620,017

 6,407,166

 NR/NR

 Federal Home Loan Mortgage Corp., 4.5%, 11/1/40

 6,834,967

 327,833

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/20

 347,454

 4,009,062

 NR/NR

 Federal Home Loan Mortgage Corp., 4.5%, 3/1/42

 4,273,764

 1,557,387

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/20

 1,679,597

 729,458

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 10/1/38

 791,380

 29,422

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 11/1/34

 32,060

 42,635

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 12/1/21

 46,097

 720,150

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 6/1/35

 781,395

 690,015

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.0%, 9/1/38

 748,601

 49,886

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 55,259

 227,867

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/34

 252,504

 82,631

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 11/1/35

 90,705

 362,997

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 12/1/18

 386,359

 423,093

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 8/1/35

 466,952

 451,092

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 5.5%, 9/1/33

 499,572

 82,235

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/33

 91,179

 109,818

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 123,544

 53,330

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 1/1/34

 59,990

 33,737

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 11/1/33

 37,965

 126,407

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 140,505

 163,458

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 181,582

 38,485

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/33

 42,768

 89,540

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 12/1/36

 99,279

 10,427

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 11,570

 107,891

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 2/1/33

 121,325

 297,312

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 334,767

 40,968

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 3/1/33

 45,477

 15,667

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/33

 17,399

 62,391

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/35

 69,271

 700,670

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 4/1/36

 784,871

 93,969

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/17

 98,098

 231,730

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 257,249

 810,959

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 5/1/34

 912,537

 131,061

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 145,315

 153,021

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 6/1/35

 169,964

 200,961

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 8/1/34

 226,065

 232,723

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.0%, 9/1/33

 261,965

 338

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 378

 180

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/31

 202

 517

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 1/1/33

 579

 69,406

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 10/1/33

 77,704

 446

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/30

 500

 205,853

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 11/1/33

 231,024

 3,776

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 2/1/33

 4,235

 540

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 606

 8,704

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 3/1/31

 9,756

 4,124

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 4/1/34

 4,623

 166

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 186

 11,105

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 5/1/31

 12,445

 292

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 6/1/32

 327

 20,418

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 7/1/32

 22,919

 1,411

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 1,581

 4,506

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 6.5%, 8/1/31

 5,055

 4,652

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 11/1/30

 5,225

 110,000

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 8/1/22

 120,898

 318,414

 AAA/Aaa

 Federal Home Loan Mortgage Corp., 7.0%, 9/1/22

 350,939

 1,679,286

 AAA/Aaa

 Federal National Mortgage Association, 5.0%, 8/1/40

 1,838,771

 4,500,000

 NR/NR

 Freddie Mac Gold Pool, 3.5%, 4/10/14

 4,521,797

 9,000,000

 NR/NR

 Freddie Mac Gold Pool, 4.0%, 4/10/14

 9,336,445

 10,000,000

 NR/NR

 Freddie Mac Gold Pool, 4.5%, 4/10/14

 10,659,375

 15,000,000

 NR/NR

 Government National Mortgage Association I, 4.0%, 4/22/14

 15,754,688

 765,656

 NR/NR

 Government National Mortgage Association I, 4.5%, 1/15/40

 828,928

 325,611

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 354,032

 491,579

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/33

 530,427

 285,510

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 10/15/35

 309,445

 57,760

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 2/15/34

 62,634

 236,826

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 255,676

 74,546

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 3/15/35

 80,480

 317,412

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 342,679

 36,647

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/35

 39,565

 287,210

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 4/15/38

 309,904

 123,593

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 7/15/33

 134,149

 908,350

 NR/NR

 Government National Mortgage Association I, 4.5%, 7/15/41

 992,843

 3,109,051

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 8/15/41

 3,354,813

 344,388

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/33

 373,802

 66,342

 AAA/Aaa

 Government National Mortgage Association I, 4.5%, 9/15/35

 71,905

 583,517

 NR/NR

 Government National Mortgage Association I, 4.5%, 9/15/40

 631,150

 201,597

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 10/15/18

 214,322

 179,075

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/34

 197,441

 614,268

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 4/15/35

 677,405

 198,931

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 212,507

 2,592

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/19

 2,768

 182,258

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 7/15/33

 201,093

 173,180

 AAA/Aaa

 Government National Mortgage Association I, 5.0%, 9/15/33

 191,075

 237,784

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 1/15/35

 266,071

 63,154

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 67,179

 261,077

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/17

 275,864

 124,551

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/33

 139,374

 163,438

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 182,207

 315,036

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 10/15/35

 351,152

 76,154

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/18

 81,042

 431,580

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/19

 461,882

 843,873

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 11/15/34

 943,459

 44,623

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 12/15/18

 47,487

 209,992

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 223,419

 202,940

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/18

 215,923

 68,694

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 76,866

 106,106

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/35

 118,729

 87,639

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 2/15/37

 97,346

 2,547

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 4/15/19

 2,711

 21,924

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/33

 24,278

 162,873

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 6/15/35

 182,355

 128,222

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 143,010

 128,978

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/33

 143,852

 693,326

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/34

 775,562

 821,786

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 7/15/35

 941,368

 282,544

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 300,770

 356,003

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/19

 380,979

 29,560

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 33,079

 34,575

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 38,562

 57,946

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 8/15/33

 64,628

 228,079

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/19

 244,499

 221,105

 AAA/Aaa

 Government National Mortgage Association I, 5.5%, 9/15/33

 250,816

 13,382

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/17

 13,877

 37,689

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/19

 39,752

 85,352

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 95,589

 190,102

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 1/15/33

 218,953

 55,756

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/32

 63,293

 67,776

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/33

 78,009

 396,485

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/34

 453,597

 191,000

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 10/15/36

 213,923

 59,108

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/31

 68,061

 212,121

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 11/15/34

 244,077

 248,187

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 12/15/32

 282,314

 156,905

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/29

 179,934

 56,852

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 2/15/33

 65,452

 53,014

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 55,076

 51,507

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/17

 53,531

 2,855

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/32

 3,287

 500,668

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 574,704

 202,982

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 227,326

 177,938

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 204,801

 297,868

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 341,911

 428,719

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 493,828

 208,198

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 3/15/33

 239,801

 39,323

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/18

 40,968

 56,717

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 63,519

 171,751

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 192,352

 29,567

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 4/15/33

 33,548

 58,888

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 61,451

 64,174

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/17

 66,911

 206,204

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 5/15/33

 237,335

 9,584

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/17

 9,957

 15,024

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 6/15/33

 17,292

 12,472

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/32

 14,360

 533,792

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 8/15/36

 611,055

 127,829

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/19

 135,754

 399,101

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/28

 457,640

 102,397

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/32

 114,710

 81,522

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 93,831

 24,535

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/33

 27,477

 124,865

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 143,227

 257,264

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/34

 295,867

 954,833

 AAA/Aaa

 Government National Mortgage Association I, 6.0%, 9/15/35

 1,098,527

 27,240

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/29

 30,699

 136,728

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/32

 154,139

 603,267

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 699,743

 6,161

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/33

 6,956

 32,904

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/34

 37,115

 5,683

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 1/15/35

 6,410

 55,685

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 62,761

 162,347

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 183,091

 8,477

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/31

 9,560

 114,426

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/32

 129,022

 2,947

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 10/15/33

 3,324

 7,583

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/31

 8,552

 91,659

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 11/15/32

 106,216

 582,265

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 12/15/32

 666,049

 12,739

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 14,366

 2,405

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/29

 2,712

 44,856

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/32

 50,683

 94,859

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 2/15/34

 106,994

 89,517

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 100,917

 23,131

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 26,083

 11,946

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/29

 13,468

 13,021

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/31

 14,691

 23,937

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 3/15/32

 26,992

 109,710

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/31

 127,585

 15,651

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/32

 17,632

 75,738

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 4/15/35

 85,435

 5,414

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 6,104

 111,162

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/29

 126,812

 31,225

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 36,207

 28,040

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/31

 32,437

 13,890

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/32

 15,663

 70,532

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 5/15/33

 79,557

 25,931

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/32

 30,200

 180,437

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/34

 203,525

 7,036

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 6/15/35

 7,937

 237,670

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 276,281

 48,418

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/32

 54,601

 66,754

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 75,298

 94,318

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 7/15/35

 106,395

 83,869

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/31

 94,617

 34,920

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 39,385

 9,627

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 8/15/32

 10,854

 4,336

 AAA/Aaa

 Government National Mortgage Association I, 6.5%, 9/15/34

 4,891

 13,268

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 10/15/31

 14,422

 27,367

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 32,183

 76,291

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 11/15/28

 89,929

 17,000

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 19,038

 5,223

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 12/15/30

 5,619

 18,570

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 3/15/31

 20,847

 2,626

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/28

 2,932

 26,044

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 4/15/29

 27,321

 101,774

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 5/15/32

 121,303

 7,070

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 7,333

 48,650

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 6/15/31

 56,676

 5,710

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 7/15/31

 6,750

 2,210

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/28

 2,601

 244,775

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 8/15/31

 289,054

 24,170

 AAA/Aaa

 Government National Mortgage Association I, 7.0%, 9/15/31

 27,045

 6,751

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 10/15/29

 7,227

 61,618

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 12/15/31

 70,067

 2,020

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/26

 2,140

 15,966

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 2/15/31

 16,371

 19,562

 AAA/Aaa

 Government National Mortgage Association I, 7.5%, 8/15/29

 21,148

 2,489

 AAA/Aaa

 Government National Mortgage Association I, 7.75%, 2/15/30

 2,566

 496,983

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 1/20/35

 540,575

 188,943

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 12/20/34

 205,516

 107,182

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 3/20/35

 116,583

 3,111,643

 AAA/Aaa

 Government National Mortgage Association II, 4.5%, 9/20/41

 3,354,906

 694,037

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 10/20/19

 736,662

 370,026

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 3/20/34

 413,405

 332,998

 AAA/Aaa

 Government National Mortgage Association II, 5.5%, 4/20/34

 372,035

 3,311

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 2/20/29

 3,833

 1,435

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 3/20/29

 1,676

 44,941

 AAA/Aaa

 Government National Mortgage Association II, 6.5%, 4/20/29

 52,043

 111,255

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 1/20/29

 128,563

 107,831

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 11/20/28

 126,109

 3,117

 AAA/Aaa

 Government National Mortgage Association II, 7.0%, 12/20/30

 3,593

 10,375,000

 AA+/Aaa

 U.S. Treasury Bonds, 2.875%, 5/15/43

 9,055,424

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 3.125%, 2/15/43

 1,840,624

 7,620,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.25%, 5/15/39

 8,626,076

 1,365,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 11/15/39

 1,575,722

 4,650,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 2/15/38

 5,359,850

 2,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.375%, 5/15/40

 2,309,688

 8,435,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 5/15/38

 9,903,213

 9,068,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.5%, 8/15/39

 10,666,235

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 4.625%, 2/15/40

 4,795,624

 4,000,000

 AA+/Aaa

 U.S. Treasury Bonds, 5.375%, 2/15/31

 5,116,876

 6,000,000

 AA+/Aaa

 U.S. Treasury Notes, 2.75%, 2/15/24

 6,013,128

 TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS

 (Cost $333,139,087)

 $

 341,039,969

 MUNICIPAL BONDS - 6.6%

 Municipal Airport - 0.1%

 1,000,000

 BBB/Baa1

 Indianapolis Airport Authority, 5.1%, 1/15/17

 $

 1,093,060

 Municipal Development - 0.9%

 2,925,000

 AA-/Aa3

 California Statewide Communities Development Authority, 6.0%, 8/15/42

 $

 3,410,170

 2,350,000

 BBB/Baa3

 Louisiana Local Government Environmental Facilities & Community Development Authority, 6.5%, 11/1/35

 2,582,838

 4,500,000

 AA/A1

 New Jersey Economic Development Authority, 2/15/18 (d)

 4,019,355

 2,560,000

 BBB/Baa1

 Parish of St. John the Baptist Louisiana, 5.125%, 6/1/37

 2,627,251

 2,310,000

 BBB/Baa3

 Selma Industrial Development Board, 5.8%, 5/1/34

 2,453,012

 $

 15,092,626

 Municipal Education - 0.0% †

 525,000

 AA+/Aaa

 Amherst College, 3.794%, 11/1/42

 $

 462,924

 Municipal General - 0.8%

 4,075,000

 AA/A2

 JobsOhio Beverage System, 3.985%, 1/1/29

 $

 3,918,642

 1,035,000

 AA/A2

 JobsOhio Beverage System, 4.532%, 1/1/35

 1,007,842

 2,750,000

 A+/A1

 New Jersey Transportation Trust Fund Authority, 5.5%, 6/15/41

 2,995,080

 2,400,000

 AAA/Aa1

 New York City Transitional Finance Authority Future Tax Secured Revenue, 5.0%, 11/1/33

 2,608,512

 1,050,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/30

 1,072,974

 2,100,000

 BBB/A3

 Texas Municipal Gas Acquisition & Supply Corp. III, 5.0%, 12/15/31

 2,132,445

 $

 13,735,495

 Municipal Higher Education - 2.7%

 1,025,000

 A+/NR

 Baylor University, 4.313%, 3/1/42

 $

 962,885

 1,980,000

 AAA/Aaa

 California Educational Facilities Authority, 5.0%, 6/1/43

 2,428,668

 3,000,000

 AAA/Aaa

 Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40

 3,278,370

 2,850,000

 AAA/Aaa

 Health & Educational Facilities Authority of the State of Missouri, 5.0%, 11/15/39

 3,111,060

 1,500,000

 AAA/Aaa

 Houston Higher Education Finance Corp., 5.0%, 5/15/40

 1,656,225

 1,100,000

 AA/Aa1

 Illinois Finance Authority, 5.0%, 10/1/51

 1,133,088

 1,200,000

 AAA/Aaa

 Massachusetts Development Finance Agency, 5.0%, 10/15/40

 1,316,052

 6,500,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36

 7,494,045

 1,425,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32

 1,842,995

 1,000,000

 AAA/Aaa

 Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36

 1,163,940

 1,100,000

 AAA/Aaa

 Massachusetts Institute of Technology, 5.6%, 7/1/11

 1,350,049

 1,600,000

 AA/Aa1

 New York State Dormitory Authority Series A, 5.0%, 7/1/40

 1,753,744

 2,590,000

 AAA/Aaa

 New York State Dormitory Authority, 5.0%, 10/1/41

 2,812,610

 2,150,000

 AA/Aa1

 New York State Dormitory Authority, 5.0%, 7/1/35

 2,377,234

 875,000

 AA-/Aa3

 New York State Dormitory Authority, 5.0%, 7/1/37

 942,935

 800,000

 AAA/Aaa

 Permanent University Fund, 5.0%, 7/1/30

 935,936

 3,095,000

 AAA/Aaa

 President and Fellows of Harvard College, 6.3%, 10/1/37

 3,423,045

 1,900,000

 A+/A1

 The George Washington University, 1.827%, 9/15/17

 1,893,563

 525,000

 AAA/Aaa

 The University of Texas System, 5.0%, 8/15/43

 574,523

 2,600,000

 AA/Aa2

 University of California, 3.38%, 5/15/28

 2,413,970

 1,000,000

 AAA/Aaa

 University of Michigan, 5.0%, 4/1/44

 1,092,970

 $

 43,957,907

 Municipal Medical - 0.2%

 325,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.25%, 4/1/37

 $

 346,323

 550,000

 AA-/A1

 Massachusetts Development Finance Agency, 5.375%, 4/1/41

 587,812

 1,765,000

 AA-/Aa2

 Ohio Higher Educational Facility Commission, 5.0%, 1/1/42

 1,878,031

 $

 2,812,166

 Municipal Pollution - 0.5%

 1,000,000

 NR/Aa1

 City of Portland Oregon Water System Revenue, 4.0%, 10/1/37

 $

 1,003,000

 995,000

 A-/Baa1

 County of Sweetwater Wyoming, 5.6%, 12/1/35

 1,014,880

 980,000

 BBB/Baa3

 Courtland Industrial Development Board, 5.0%, 8/1/27

 980,255

 3,965,000

 5.95

 BBB/NR

 Port Freeport Texas, Floating Rate Note, 5/15/33

 4,353,530

 $

 7,351,665

 Municipal Power - 0.3%

 4,060,000

 AA-/A1

 South Carolina State Public Service Authority, 5.0%, 12/1/43

 $

 4,208,434

 Municipal Transportation - 0.2%

 1,600,000

 AA+/Aa2

 Metropolitan Transit Authority of Harris County, 5.0%, 11/1/41

 $

 1,714,528

 600,000

 AA-/Aa3

 Port Authority of New York & New Jersey, 4.458%, 10/1/62

 560,478

 1,000,000

 AAA/Aaa

 Texas Transportation Commission State Highway Fund, 5.0%, 4/1/33

 1,130,150

 $

 3,405,156

 Municipal Water - 0.7%

 2,800,000

 AAA/Aa1

 City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41

 $

 3,015,516

 3,275,000

 AA-/Aa3

 City of San Francisco California Public Utilities Commission Water Revenue, 5.0%, 11/1/37

 3,534,380

 800,000

 AAA/Aa2

 Hampton Roads Sanitation District, 5.0%, 4/1/38

 862,024

 1,415,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/30

 1,536,747

 1,200,000

 AAA/Aa1

 Metropolitan Water Reclamation District of Greater Chicago, 5.0%, 12/1/32

 1,289,976

 1,750,000

 AAA/NR

 Tarrant Regional Water District, 5.0%, 3/1/52

 1,846,408

 $

 12,085,051

 Municipal Obligation - 0.2%

 1,800,000

 AAA/Aa1

 State of Florida, 4.0%, 6/1/27

 $

 1,901,826

 560,000

 AA+/Aa1

 State of Washington, 3.0%, 7/1/28

 537,342

 1,400,000

 AA+/Aa1

 State of Washington, 5.0%, 8/1/39

 1,510,292

 $

 3,949,460

 TOTAL MUNICIPAL BONDS

 (Cost $103,777,409)

 $

 108,153,944

 SENIOR FLOATING RATE LOAN INTERESTS - 4.4% **

 Energy - 0.2%

 Integrated Oil & Gas - 0.1%

 1,456,959

 4.50

 BBB/Baa2

 Glenn Pool Oil & Gas Trust, Term Loan, 5/2/16

 $

 1,467,886

 Oil & Gas Refining & Marketing - 0.1%

 1,435,197

 3.75

 BB/Ba2

 Pilot Travel Centers LLC, Refinancing Tranche B Term Loan, 3/30/18

 $

 1,443,856

 Total Energy

 $

 2,911,742

 Materials - 0.2%

 Commodity Chemicals - 0.1%

 775,922

 4.50

 NR/Ba2

 Tronox Pigments BV, New Term Loan, 3/19/20

 $

 781,688

 Specialty Chemicals - 0.1%

 801,537

 3.50

 BB+/Ba1

 Chemtura Corp., New Term Loan, 8/29/16

 $

 807,382

 254,694

 2.70

 BB+/Ba2

 Huntsman International LLC, Extended Term B Loan, 4/19/17

 255,462

 239,945

 2.48

 BBB-/Ba2

 WR Grace & Co., Delayed Draw Term Loan, 1/23/21

 239,995

 671,846

 3.00

 BBB-/Ba2

 WR Grace & Co., U.S. Term Loan, 1/23/21

 671,986

 $

 1,974,825

 Metal & Glass Containers - 0.0% †

 419,688

 4.50

 B/B1

 BWAY Holding Co., Initial Term Loan, 8/31/17

 $

 422,638

 Total Materials

 $

 3,179,151

 Capital Goods - 0.4%

 Aerospace & Defense - 0.4%

 1,344,309

 4.23

 B/B2

 DAE Aviation Holdings, Inc., Replacement Tranche B-1 Loan, 11/2/18

 $

 1,367,001

 1,306,800

 3.75

 BBB-/Ba2

 DigitalGlobe, Inc., Term Loan, 1/25/20

 1,309,250

 595,793

 6.25

 BB-/WR

 DynCorp International, Inc., Term Loan, 7/7/16

 601,007

 637,000

 2.73

 BB+/Ba1

 Spirit AeroSystems, Inc., Term Loan B, 9/30/20

 636,336

 609,421

 0.00

 NR/NR

 Standard Aero, Ltd., Replacement Tranche B-2 Loan, 11/2/18

 619,579

 1,553,244

 4.50

 BB-/B2

 TASC, Inc. Virginia, New Tranche B Term Loan, 12/18/15

 1,467,168

 $

 6,000,341

 Trading Companies & Distributors - 0.0% †

 590,405

 3.75

 BB/Ba3

 WESCO Distribution, Inc., Tranche B-1 Loan, 12/12/19

 $

 592,619

 Total Capital Goods

 $

 6,592,960

 Automobiles & Components - 0.7%

 Auto Parts & Equipment - 0.2%

 49,442

 3.16

 BB-/Ba3

 Allison Transmission, Inc., New Term B-2 Loan, 8/7/17

 $

 49,504

 1,146,827

 3.75

 B+/Ba3

 Allison Transmission, Inc., Term B-3 Loan, 8/23/19

 1,149,694

 903,052

 2.10

 B/B1

 Federal-Mogul Corp., Tranche B Term Loan, 12/29/14

 900,512

 530,026

 2.10

 B/B1

 Federal-Mogul Corp., Tranche C Term Loan, 12/28/15

 528,536

 830,276

 5.50

 NR/NR

 TI Group Automotive Systems LLC, Additional Term Loan, 3/27/19

 837,282

 672,809

 3.75

 BB/Ba2

 Tomkins LLC, Term B-2 Loan, 9/29/16

 674,824

 $

 4,140,352

 Tires & Rubber - 0.3%

 4,190,000

 4.75

 BB/Ba1

 The Goodyear Tire & Rubber Co., Term Loan (Second Lien), 3/27/19

 $

 4,213,518

 Automobile Manufacturers - 0.2%

 3,807,338

 3.50

 BB+/Ba1

 Chrysler Group LLC, Term Loan B, 5/24/17

 $

 3,814,476

 Total Automobiles & Components

 $

 12,168,346

 Consumer Durables & Apparel - 0.0% †

 Apparel, Accessories & Luxury Goods - 0.0% †

 619,793

 3.25

 BBB-/Ba1

 PVH Corp., Tranche B Term Loan, 12/19/19

 $

 621,873

 Total Consumer Durables & Apparel

 $

 621,873

 Consumer Services - 0.1%

 Casinos & Gaming - 0.1%

 1,042,125

 3.75

 BB+/Ba2

 Pinnacle Entertainment, Inc., Tranche B-2 Term Loan, 8/13/20

 $

 1,046,522

 Restaurants - 0.0% †

 482,650

 3.75

 BB/Ba3

 Burger King Corp., Tranche B Term Loan (2012), 9/28/19

 $

 485,931

 Total Consumer Services

 $

 1,532,453

 Media - 0.6%

 Advertising - 0.1%

 1,072,978

 6.75

 B-/B1

 Affinion Group, Inc., Tranche B Term Loan, 10/9/16

 $

 1,059,417

 Broadcasting - 0.2%

 2,283,156

 0.00

 B+/NR

 Univision Communications, Inc., Replacement First-Lien Term Loan, 3/1/20

 $

 2,285,297

 Cable & Satellite - 0.1%

 1,712,063

 3.00

 BB+/Baa3

 Charter Communications Operating LLC, Term F Loan, 1/1/21

 $

 1,700,078

 196,515

 4.75

 B/Ba3

 WideOpenWest Finance LLC, Term B Loan, 4/1/19

 197,287

 $

 1,897,365

 Movies & Entertainment - 0.1%

 556,842

 3.75

 NR/Baa3

 Cinedigm Digital Funding I LLC, Term Loan, 2/28/18

 $

 557,886

 1,417,875

 3.50

 BB/Ba3

 Live Nation Entertainment, Inc., Term B-1 Loan, 8/17/20

 1,422,306

 $

 1,980,192

 Publishing - 0.1%

 2,197,768

 3.75

 BB-/Ba3

 Interactive Data Corp., Refinanced Term Loan, 2/11/18

 $

 2,201,340

 Total Media

 $

 9,423,611

 Food, Beverage & Tobacco - 0.1%

 Agricultural Products - 0.1%

 1,255,000

 3.25

 BBB-/Ba2

 Darling International, Inc., Term B USD Loan, 12/19/20

 $

 1,257,730

 Packaged Foods & Meats - 0.0% †

 23,760

 3.25

 BB-/Ba3

 Pinnacle Foods Finance LLC, New Term Loan G, 4/29/20

 $

 23,682

 Total Food, Beverage & Tobacco

 $

 1,281,412

 Household & Personal Products - 0.1%

 Household Products - 0.0% †

 160,794

 4.50

 B-/B2

 WASH Multifamily Laundry Systems LLC, U.S. Term Loan, 2/21/19

 $

 161,799

 Personal Products - 0.1%

 861,429

 3.50

 BB-/Ba3

 NBTY, Inc., Term B-2 Loan, 10/1/17

 $

 864,982

 Total Household & Personal Products

 $

 1,026,781

 Health Care Equipment & Services - 0.7%

 Health Care Equipment - 0.1%

 559,896

 3.25

 BBB-/Ba2

 Hologic, Inc., Refinancing Tranche B Term Loan, 8/1/19

 $

 558,496

 Health Care Supplies - 0.1%

 2,150,301

 5.00

 BB-/B1

 Immucor, Inc., Term B-2 Loan, 8/19/18

 $

 2,163,741

 Health Care Services - 0.1%

 543,125

 6.75

 B+/B1

 Ardent Medical Services, Inc., 1st Lien Term Loan, 5/2/18

 $

 545,841

 387,000

 4.50

 BB-/Ba2

 DaVita HealthCare Partners, Inc., Tranche B Term Loan, 10/20/16

 389,707

 $

 935,548

 Health Care Facilities - 0.4%

 598,645

 3.47

 BB/Ba2

 CHS, 2017 Term E Loan, 1/25/17

 $

 603,554

 3,212,630

 0.00

 BB/Ba2

 CHS, 2021 Term D Loan, 1/27/21

 3,243,741

 744,160

 3.00

 BB/Ba3

 HCA, Inc., Tranche B-4 Term Loan, 5/1/18

 745,091

 1,784,645

 2.90

 BB/Ba3

 HCA, Inc., Tranche B-5 Term Loan, 3/31/17

 1,786,319

 704,687

 2.40

 BB+/Ba2

 Universal Health Services, Inc., Tranche B-1 Term Loan, 11/15/16

 709,418

 $

 7,088,123

 Health Care Technology - 0.0% †

 457,240

 3.75

 BB-/Ba3

 IMS Health, Inc., Term B Dollar Loan, 3/17/21

 $

 457,026

 Total Health Care Equipment & Services

 $

 11,202,934

 Pharmaceuticals, Biotechnology & Life Sciences - 0.3%

 Pharmaceuticals - 0.2%

 390,000

 0.00

 NR/NR

 Grifols Worldwide Operations USA, Inc., U.S. Tranche B Term Loam, 4/1/21

 $

 390,244

 1,684,745

 3.25

 BBB-/Baa2

 RPI Finance Trust, Term B-2 Term Loan, 5/9/18

 1,693,169

 615,625

 3.75

 BB/Ba1

 Valeant Pharmaceuticals International, Inc., Series C-2 Tranche B Term Loan, 12/11/19

 618,703

 $

 2,702,116

 Life Sciences Tools & Services - 0.1%

 2,680,079

 3.65

 BB-/Ba3

 Catalent Pharma Solutions, Inc., Refinancing Dollar Term-1 (2016), 9/15/16

 $

 2,694,149

 Total Pharmaceuticals, Biotechnology & Life Sciences

 $

 5,396,265

 Diversified Financials - 0.1%

 Other Diversified Financial Services - 0.1%

 999,288

 5.25

 BB/Ba3

 WorldPay, Facility B2A Term Loan, 8/6/17

 $

 1,010,780

 Total Diversified Financials

 $

 1,010,780

 Insurance - 0.4%

 Insurance Brokers - 0.4%

 6,256,050

 3.25

 NR/B1

 USI Insurance Services LLC, Term B Loan, 12/30/19

 $

 6,287,330

 Total Insurance

 $

 6,287,330

 Software & Services - 0.1%

 IT Consulting & Other Services - 0.1%

 953,650

 3.91

 BB/Ba3

 SunGard Data Systems, Inc., Tranche C Term Loan, 2/28/17

 $

 958,204

 Application Software - 0.0% †

 373,564

 2.91

 BB+/Baa3

 Nuance Communications, Inc., Term C Loan, 8/7/19

 $

 370,015

 Systems Software - 0.0% †

 114,516

 2.15

 BB/Ba3

 The Reynolds & Reynolds Co., Tranche B Term Loan, 4/21/16

 $

 114,897

 Total Software & Services

 $

 1,443,116

 Technology Hardware & Equipment - 0.0% †

 Communications Equipment - 0.0% †

 329,829

 2.73

 BB+/Ba2

 Commscope, Inc., Tranche 3 Term Loan, 1/21/17

 $

 331,066

 494,743

 3.25

 BB+/Ba2

 Commscope, Inc., Tranche 4 Term Loan, 1/14/18

 497,681

 $

 828,747

 Total Technology Hardware & Equipment

 $

 828,747

 Semiconductors & Semiconductor Equipment - 0.2%

 Semiconductor Equipment - 0.2%

 3,048,411

 4.50

 NR/B1

 Aeroflex, Inc., Tranche B-1 Term Loan, 11/9/19

 $

 3,080,420

 Semiconductors - 0.0% †

 395,014

 0.00

 BB+/NR

 Microsemi Corp., Term Loan (First Lien), 3/14/21

 $

 394,768

 Total Semiconductors & Semiconductor Equipment

 $

 3,475,188

 Telecommunication Services - 0.1%

 Integrated Telecommunication Services - 0.1%

 1,950,113

 4.00

 BB-/Ba3

 Cincinnati Bell, Inc., Tranche B Term Loan, 9/10/20

 $

 1,953,525

 Total Telecommunication Services

 $

 1,953,525

 Utilities - 0.1%

 Independent Power Producers & Energy Traders - 0.1%

 1,332,565

 2.75

 BB+/Baa3

 NRG Energy, Inc., Term Loan (2013), 7/1/18

 $

 1,323,154

 791,428

 3.75

 BB+/Ba1

 NSG Holdings LLC, New Term Loan, 12/11/19

 794,395

 $

 2,117,549

 Total Utilities

 $

 2,117,549

 TOTAL SENIOR FLOATING RATE LOAN INTERESTS

 (Cost $70,996,558)

 $

 72,453,763

 Shares

 RIGHTS / WARRANTS - 0.0% †

 Automobiles & Components - 0.0% †

 Auto Parts & Equipment - 0.0% †

 247

 Lear Corp., 11/9/14

 $

 41,350

 Total Automobiles & Components

 $

 41,350

 TOTAL RIGHTS / WARRANTS

 (Cost $13,341)

 $

 41,350

 TOTAL INVESTMENT IN SECURITIES - 96.1%

 (Cost $1,526,987,602) (a)

 $

 1,585,689,517

 OTHER ASSETS & LIABILITIES - 3.9%

 $

 64,607,398

 TOTAL NET ASSETS - 100.0%

 $

 1,650,296,915

 NR

 Not rated by either S&P or Moody's.

 WR

 Withdrawn rating.

 REIT

 Real Estate Investment Trust.

 †

 Rounds to less than 0.01%.

 (Perpetual)

 Security with no stated maturity date.

 (Cat Bond)

 Catastrophe bond is a high-yield debt instrument that is usually insurance linked and meant to raise money in case of a catastrophe.

 (Step)

 Bond issued with an initial coupon rate which converts to a higher rate at a later date.

 (144A)

Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At March 31, 2014, the value of these securities amounted to $394,020,469 or 23.9% of total net assets.

 **

Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major U.S. banks, (iii) the rate of a certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

 (a)

 At  March 31, 2014, the net unrealized appreciation on investments based on cost for federal income tax purposes of $1,529,605,149 was as follows:

 Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost

 $

           69,852,483

 Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value

          (13,768,115)

 Net unrealized appreciation

 $

           56,084,368

 (b)

 Debt obligation with a variable interest rate. Rate shown is rate at end of period.

 (c)

 Security represents the interest only portion of payments on a pool of underlying mortgages or mortgage-backed securities.

 (d)

 Security issued with a zero coupon. Income is earned through accretion of discount.

 (e)

 Security is valued using fair value methods (other than prices supplied by independent pricing services).

 CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION

 Notional Principal ($) (1)

 Counterparty

 Obligation Entity/Index

 Coupon

 Expiration Date

 Premiums Received (Paid)

 Net Unrealized Appreciation (Depreciation)

8,100,000

 JPMorgan Chase & Co.

 NA.HY.21.V1

5.00
%

 12/20/18

$
(567,810
)

$
(75,776
)

(1)

 The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.

 Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

 Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) as Level 3.

 The following is a summary of the inputs used as of March 31, 2014, in valuing the Fund's assets:

 Level 1

 Level 2

 Level 3

 Total

 Convertible Corporate Bonds

$
-

$
6,378,439

$
-

$
6,378,439

 Preferred Stocks

      Banks

         Regional Banks

-

2,847,250

-

2,847,250

      Insurance

         Life & Health Insurance

-

3,840,201

-

3,840,201

         Reinsurance

-

-

2,593,400

2,593,400

   All Other Preferred Stocks

34,166,702

-

-

34,166,702

 Convertible Preferred Stocks

6,580,530

-

-

6,580,530

 Asset Backed Securities

-

124,374,598

-

124,374,598

 Collateralized Mortgage Obligations

-

309,007,748

-

309,007,748

 Corporate Bonds

      Diversified Financials

        Other Diversified Financial Services

-

-

875,682

875,682

      Insurance

 Reinsurance

-

1,281,572

1,281,572

   All Other Corporate Bonds

-

572,054,369

-

572,054,369

 U.S. Government Agency Obligations

-

341,039,969

-

341,039,969

 Municipal Bonds

-

108,153,944

-

108,153,944

 Senior Floating Rate Loan Interests

-

72,453,763

-

72,453,763

 Rights/Warrants

41,350

-

-

41,350

 Total

$
40,788,582

$
1,540,150,281

$
4,750,654

$
1,585,689,517

 Other Financial Instruments

 Unrealized Appreciation on Futures Contracts

$
1,425,567

-

-

$
1,425,567

 Unrealized Depreciation on Credit Default Swap

-

(75,776
)

-

(75,776
)

 Total Other Financial Instruments

$
1,425,567

$
(75,776
)

$
-

$
1,349,791

 Following is a reconciliation of assets using significant unobservable inputs (Level 3):

 Preferred Stocks

 Corporate

 Bonds

 Total

 Balance as of 6/30/13

$
2,241,535

$
787,549

$
3,029,084

 Realized gain (loss)

55,421

-

55,421

 Change in unrealized appreciation (depreciation)

139,382

115,705

255,087

 Net purchases (sales)

157,062

1,254,000

1,411,062

 Transfers in and out of Level 3*

-

-

-

 Balance as of 3/31/14

$
2,593,400

$
2,157,254

$
4,750,654

 *

 Transfers are calculated on the beginning of period values.

 During the period ended March 31, 2014, there were no transfers between Levels 1, 2 and 3.

 Net change in unrealized appreciation (depreciation) of investments still held as of 3/31/14

$
255,087

 ITEM 2. CONTROLS AND PROCEDURES. (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)). The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report. (b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting. There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. ITEM 3. EXHIBITS. File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: CERTIFICATIONS I, [identify the certifying individual], certify that: 1. I have reviewed this report on Form N-Q of [identify registrant]; 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report; 3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed; 4. The registrants other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have: (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared; (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles; (c) Evaluated the effectiveness of the registrants disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and (d) Disclosed in this report any change in the registrants internal control over financial reporting that occurred during the registrants most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting; and 5. The registrants other certifying officer(s) and I have disclosed to the registrants auditors and the audit committee of the registrants board of directors (or persons performing the equivalent functions): (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrants ability to record, process, summarize, and report financial information; and (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrants internal control over financial reporting. Date: [Signature] [Title] Filed herewith. SIGNATURES [See General Instruction F] Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized. (Registrant) Pioneer Bond Fund By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated. By (Signature and Title)* /s/ Daniel K. Kingsbury ----------------------- Daniel K. Kingsbury, President Date May 30, 2014 By (Signature and Title)* /s/ Mark Bradley ----------------- Mark Bradley, Treasurer Date May 30, 2014 * Print the name and title of each signing officer under his or her signature.